UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-02538

Touchstone Investment Trust

(Exact name of registrant as specified in charter)

303 Broadway, Suite 1100
Cincinnati, Ohio 45202-4203

(Address of principal executive offices) (Zip code)

Jill T. McGruder

303 Broadway, Suite 1100

Cincinnati, Ohio 45202-4203

(Name and address of agent for service)

Registrant's telephone number, including area code: 800-638-8194

Date of fiscal year end: September 30

Date of reporting period: December 31, 2013

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

Portfolio of Investments

Touchstone Core Bond Fund – December 31, 2013 (Unaudited)

Principal		Market
Amount		Value

	Corporate Bonds— 43.6%

	Financials — 11.5%
$11,000	Aircastle Ltd., 6.250%, 12/1/19	$11,784
74,000	Ally Financial, Inc., 8.000%, 12/31/18	87,320
151,000	Ally Financial, Inc., 8.000%, 11/1/31	179,690
480,000	American Express Credit Corp. MTN,
	2.375%, 3/24/17	493,381
285,000	Bank of America Corp. MTN,
	5.000%, 5/13/21	311,440
452,000	Bank of America NA, 5.300%, 3/15/17	498,204
280,000	Boston Properties LP, 4.125%, 5/15/21	286,046
305,000	Brandywine Operating Partnership LP,
	5.400%, 11/1/14	316,073
300,000	CIT Group, Inc., 5.000%, 5/15/17	320,250
34,000	CIT Group, Inc., 5.000%, 8/15/22	33,150
500,000	Citigroup, Inc., 3.375%, 3/1/23	475,258
44,000	Credit Acceptance Corp.,
	9.125%, 2/1/17	46,200
890,000	Ford Motor Credit Co. LLC,
	2.375%, 1/16/18	898,864
900,000	General Electric Capital Corp.,
	6.250%, 12/15/49(A)	929,250
605,000	General Electric Capital Corp. MTN,
	4.625%, 1/7/21	659,720
85,000	General Motors Financial Co., Inc.,
	144a, 4.250%, 5/15/23	80,856
310,000	Goldman Sachs Group, Inc. (The),
	2.375%, 1/22/18	311,178
415,000	Goldman Sachs Group, Inc. (The),
	6.125%, 2/15/33	466,808
175,000	Health Care REIT, Inc., 6.125%, 4/15/20	196,960
180,000	HSBC Bank PLC, 144a, 4.125%, 8/12/20	190,456
9,000	International Lease Finance Corp.,
	4.625%, 4/15/21	8,595
15,000	International Lease Finance Corp.,
	5.875%, 8/15/22	14,962
9,000	International Lease Finance Corp.,
	6.250%, 5/15/19	9,742
208,000	JPMorgan Chase & Co.,
	4.400%, 7/22/20	223,591
465,000	JPMorgan Chase & Co.,
	6.000%, 1/15/18	535,437
125,000	KeyCorp MTN, 5.100%, 3/24/21	136,614
440,000	Morgan Stanley, 3.750%, 2/25/23	428,149
46,000	MPT Operating Partnership LP / MPT
	Finance Corp., 6.375%, 2/15/22	47,610
53,000	MPT Operating Partnership LP / MPT
	Finance Corp., 6.875%, 5/1/21	56,710
43,000	Omega Healthcare Investors, Inc.,
	6.750%, 10/15/22	46,709
82,000	PHH Corp., 6.375%, 8/15/21	82,000
143,000	PHH Corp., 7.375%, 9/1/19	152,652
500,000	PNC Bank NA, 2.700%, 11/1/22	453,234
192,000	Protective Life Corp., 7.375%, 10/15/19	234,161
170,000	Santander Holdings USA, Inc.,
	4.625%, 4/19/16	181,280
915,000	Simon Property Group LP,
	4.125%, 12/1/21	946,565
57,000	SLM Corp. MTN, 5.500%, 1/15/19	59,152
75,000	SLM Corp. MTN, 6.250%, 1/25/16	81,000
32,000	SLM Corp. MTN, 8.450%, 6/15/18	37,280
133,000	SunTrust Bank, 7.250%, 3/15/18	156,486
465,000	Teachers Insurance & Annuity
	Association of America, 144a,
	6.850%, 12/16/39	573,991
290,000	WCI Finance LLC / WEA Finance LLC,
	144a, 5.700%, 10/1/16	323,748
		11,582,556

	Energy — 8.3%
35,000	Atlas Pipeline Partners LP / Atlas
	Pipeline Finance Corp.,
	6.625%, 10/1/20	36,575
13,000	Atlas Pipeline Partners LP / Atlas
	Pipeline Finance Corp., 144a,
	5.875%, 8/1/23	12,382
67,000	Basic Energy Services, Inc.,
	7.750%, 2/15/19	70,015
7,000	Basic Energy Services, Inc.,
	7.750%, 10/15/22	7,228
52,000	Bill Barrett Corp., 7.000%, 10/15/22	53,950
18,000	Bill Barrett Corp., 7.625%, 10/1/19	19,350
8,000	Calfrac Holdings LP, 144a,
	7.500%, 12/1/20	8,160
505,000	Canadian Natural Resources Ltd.,
	6.250%, 3/15/38	565,868
16,000	Carrizo Oil & Gas, Inc., 7.500%, 9/15/20	17,520
33,000	Carrizo Oil & Gas, Inc.,
	8.625%, 10/15/18	35,722
46,000	Chesapeake Energy Corp.,
	6.625%, 8/15/20	51,405
7,000	Chesapeake Energy Corp.,
	6.875%, 11/15/20	7,910
20,000	Chesapeake Energy Corp.,
	7.250%, 12/15/18	23,100
29,000	Cloud Peak Energy Resources LLC /
	Cloud Peak Energy Finance Corp.,
	8.500%, 12/15/19	31,465
890,000	CNOOC Finance 2012 Ltd., 144a,
	3.875%, 5/2/22	857,317
10,000	CONSOL Energy, Inc., 8.000%, 4/1/17	10,538
10,000	CONSOL Energy, Inc., 8.250%, 4/1/20	10,825
91,000	Crestwood Midstream Partners LP /
	Crestwood Midstream Finance
	Corp., 144a, 6.125%, 3/1/22	93,275
735,000	DCP Midstream LLC, 144a,
	5.350%, 3/15/20	768,190
57,000	Drill Rigs Holdings, Inc., 144a,
	6.500%, 10/1/17	61,560
225,000	El Paso Natural Gas Co. LLC,
	5.950%, 4/15/17	250,169

1

Touchstone Core Bond Fund (Unaudited) (Continued)

Principal		Market
Amount		Value

	Corporate Bonds — 43.6% (Continued)

	Energy — (Continued)
$229,000	Enbridge Energy Partners LP,
	9.875%, 3/1/19	$296,299
250,000	Enterprise Products Operating LLC,
	3.200%, 2/1/16	260,783
32,000	Enterprise Products Operating LLC,
	7.000%, 6/1/67(A)	32,760
111,000	Expro Finance Luxembourg SCA, 144a,
	8.500%, 12/15/16	115,718
102,000	Exterran Partners LP / EXLP Finance
	Corp., 144a, 6.000%, 4/1/21	101,235
40,000	Forest Oil Corp., 7.250%, 6/15/19	38,950
83,000	Genesis Energy LP / Genesis Energy
	Finance Corp., 5.750%, 2/15/21	83,934
5,000	Genesis Energy LP / Genesis Energy
	Finance Corp., 7.875%, 12/15/18	5,388
34,000	Gibson Energy, Inc. (Canada), 144a,
	6.750%, 7/15/21	35,955
33,000	Hilcorp Energy I LP / Hilcorp Finance
	Co., 144a, 7.625%, 4/15/21	35,805
118,000	Hilcorp Energy I LP / Hilcorp Finance
	Co., 144a, 8.000%, 2/15/20	127,735
43,000	Hornbeck Offshore Services, Inc.,
	5.000%, 3/1/21	42,140
54,000	Key Energy Services, Inc.,
	6.750%, 3/1/21	55,350
112,000	Linn Energy LLC / Linn Energy Finance
	Corp., 8.625%, 4/15/20	120,960
18,000	MEG Energy Corp., 144a,
	6.375%, 1/30/23	18,112
160,000	MEG Energy Corp., 144a,
	6.500%, 3/15/21	168,400
65,000	Midcontinent Express Pipeline LLC,
	144a, 6.700%, 9/15/19	63,386
215,000	Nabors Industries, Inc.,
	5.000%, 9/15/20	223,721
76,000	Newfield Exploration Co.,
	6.875%, 2/1/20	81,415
64,000	Oasis Petroleum, Inc., 144a,
	6.875%, 3/15/22	67,840
96,000	Pacific Drilling SA, 144a,
	5.375%, 6/1/20	96,480
55,000	Pacific Drilling V Ltd., 144a,
	7.250%, 12/1/17	59,400
130,000	Peabody Energy Corp.,
	6.000%, 11/15/18	138,450
500,000	Petrobras International Finance Co. -
	Pifco, 5.375%, 1/27/21	496,194
430,000	Phillips 66, 4.300%, 4/1/22	436,973
61,000	Pioneer Energy Services Corp.,
	9.875%, 3/15/18	64,660
210,000	Plains All American Pipeline LP / PAA
	Finance Corp., 6.650%, 1/15/37	245,439
111,000	Plains Exploration & Production Co.,
	6.750%, 2/1/22	122,269
820,000	Plains Exploration & Production Co.,
	6.875%, 2/15/23	914,300
37,000	QEP Resources, Inc., 6.800%, 3/1/20	38,781
20,000	Regency Energy Partners LP /
	Regency Energy Finance Corp.,
	6.875%, 12/1/18	21,450
17,000	Rockies Express Pipeline LLC, 144a,
	6.000%, 1/15/19	15,725
78,000	Sabine Pass Liquefaction LLC, 144a,
	5.625%, 2/1/21	76,245
8,000	SandRidge Energy, Inc.,
	7.500%, 2/15/23	8,120
240,000	SandRidge Energy, Inc.,
	8.750%, 1/15/20	258,600
39,000	SemGroup LP, 144a, 7.500%, 6/15/21	41,242
47,000	SESI LLC, 7.125%, 12/15/21	52,405
79,000	Tengizchevoil Finance Co. SARL, 144a,
	6.124%, 11/15/14	80,348
29,000	Tesoro Logistics LP / Tesoro Logistics
	Finance Corp., 144a,
	5.875%, 10/1/20	29,652
71,000	Whiting Petroleum Corp.,
	5.000%, 3/15/19	72,598
72,000	Whiting Petroleum Corp.,
	5.750%, 3/15/21	74,520
		8,312,261

	Consumer Discretionary — 6.2%
20,000	Albea Beauty Holdings SA, 144a,
	8.375%, 11/1/19	20,800
57,000	AMC Networks, Inc., 7.750%, 7/15/21	64,125
46,000	American Airlines 2013-2 Class B Pass
	Through Trust, 144a,
	5.600%, 7/15/20	46,460
42,000	American Axle & Manufacturing, Inc.,
	6.250%, 3/15/21	44,625
295,000	Anheuser-Busch InBev Worldwide,
	Inc., 8.200%, 1/15/39	431,455
28,000	AutoNation, Inc., 5.500%, 2/1/20	30,065
275,000	Caterpillar Financial Services Corp.
	MTN, 5.450%, 4/15/18	312,587
88,000	CCO Holdings LLC / CCO Holdings
	Capital Corp., 5.250%, 9/30/22	82,170
3,000	CCO Holdings LLC / CCO Holdings
	Capital Corp., 5.750%, 1/15/24	2,835
4,000	CCO Holdings LLC / CCO Holdings
	Capital Corp., 6.500%, 4/30/21	4,110
25,000	CCO Holdings LLC / CCO Holdings
	Capital Corp., 6.625%, 1/31/22	25,750
37,000	CCO Holdings LLC / CCO Holdings
	Capital Corp., 7.000%, 1/15/19	38,989
85,000	Cequel Communications Holdings I
	LLC / Cequel Capital Corp., 144a,
	6.375%, 9/15/20	87,125

2

Touchstone Core Bond Fund (Unaudited) (Continued)

Principal		Market
Amount		Value

	Corporate Bonds — 43.6% (Continued)

	Consumer Discretionary — (Continued)
$27,000	Clear Channel Worldwide Holdings,
	Inc., 6.500%, 11/15/22	$27,574
66,000	Cogeco Cable, Inc. (Canada), 144a,
	4.875%, 5/1/20	63,690
200,000	Comcast Corp., 4.650%, 7/15/42	186,121
114,000	Delphi Corp., 5.000%, 2/15/23	117,278
220,000	DIRECTV Holdings LLC / DIRECTV
	Financing Co., Inc., 2.400%, 3/15/17	223,974
33,000	DISH DBS Corp., 4.250%, 4/1/18	33,660
73,000	DISH DBS Corp., 5.875%, 7/15/22	73,000
20,000	DISH DBS Corp., 7.875%, 9/1/19	22,900
39,000	Goodyear Tire & Rubber Co. (The),
	6.500%, 3/1/21	41,340
52,000	Goodyear Tire & Rubber Co. (The),
	8.750%, 8/15/20	60,840
220,000	Home Depot, Inc. (The),
	5.950%, 4/1/41	255,437
56,000	Ingles Markets, Inc., 5.750%, 6/15/23	54,880
70,000	International Game Technology,
	5.500%, 6/15/20	74,540
30,000	Jarden Corp., 6.125%, 11/15/22	32,100
42,000	KB Home, 7.000%, 12/15/21	43,785
12,000	Libbey Glass, Inc., 6.875%, 5/15/20	12,960
121,000	LKQ Corp., 144a, 4.750%, 5/15/23	112,530
60,000	Ltd. Brands, Inc., 5.625%, 2/15/22	61,350
40,000	Ltd. Brands, Inc., 6.950%, 3/1/33	39,400
66,000	Meritage Homes Corp.,
	7.150%, 4/15/20	71,280
38,000	Meritage Homes Corp., 144a,
	7.150%, 4/15/20	41,040
329,000	MGM Resorts International,
	5.250%, 3/31/20	326,532
170,000	Mondelez International, Inc.,
	4.125%, 2/9/16	180,227
210,000	News America, Inc., 6.900%, 3/1/19	251,923
3,000	Penske Automotive Group, Inc.,
	5.750%, 10/1/22	3,068
187,000	Quebecor Media, Inc. (Canada),
	5.750%, 1/15/23	180,922
75,000	QVC, Inc., 5.125%, 7/2/22	74,183
30,000	Reynolds Group Issuer, Inc. / Reynolds
	Group Issuer LLC / Reynolds Group
	Issuer Lu, 8.250%, 2/15/21	32,025
20,000	Royal Caribbean Cruises Ltd.,
	5.250%, 11/15/22	20,000
69,000	RSI Home Products, Inc., 144a,
	6.875%, 3/1/18	72,278
172,000	Sabre, Inc., 144a, 8.500%, 5/15/19	190,920
80,000	Service Corp. International/US,
	8.000%, 11/15/21	91,800
6,000	Sinclair Television Group, Inc.,
	5.375%, 4/1/21	5,910
108,000	Sinclair Television Group, Inc.,
	6.125%, 10/1/22	109,080
46,000	Sirius XM Radio, Inc., 144a,
	4.250%, 5/15/20	43,470
72,000	Sirius XM Radio, Inc., 144a,
	5.250%, 8/15/22	72,720
24,000	Sirius XM Radio, Inc., 144a,
	5.875%, 10/1/20	24,480
71,000	Stackpole International Intermediate /
	Stackpole International Powder /
	Stackpl, 144a, 7.750%, 10/15/21	73,840
200,000	Stewart Enterprises, Inc.,
	6.500%, 4/15/19	212,000
72,000	StoneMor Partners LP / Cornerstone
	Family Services of WV, 144a,
	7.875%, 6/1/21	74,880
18,000	Suburban Propane Partners LP /
	Suburban Energy Finance Corp.,
	7.500%, 10/1/18	19,305
13,000	Taylor Morrison Communities, Inc. /
	Monarch Communities Inc., 144a,
	7.750%, 4/15/20	14,300
12,000	Tenneco, Inc., 6.875%, 12/15/20	13,110
22,000	Tenneco, Inc., 7.750%, 8/15/18	23,540
440,000	Time Warner Cable, Inc.,
	4.125%, 2/15/21	417,016
6,000	Tomkins LLC / Tomkins, Inc.,
	9.000%, 10/1/18	6,570
35,000	TRW Automotive, Inc., 144a,
	4.500%, 3/1/21	35,350
330,000	Viacom, Inc., 6.250%, 4/30/16	367,974
9,000	Virgin Media Secured Finance PLC
	(United Kingdom), 144a,
	5.375%, 4/15/21	9,000
32,000	Visteon Corp., 6.750%, 4/15/19	34,000
505,000	Walt Disney Co. (The) MTN,
	3.700%, 12/1/42	421,744
		6,242,942

	Telecommunication Services — 3.2%
120,000	America Movil SAB DE CV,
	2.375%, 9/8/16	123,500
335,000	AT&T, Inc., 5.500%, 2/1/18	377,103
325,000	CenturyLink, Inc., 5.150%, 6/15/17	348,562
30,000	CenturyLink, Inc., 5.800%, 3/15/22	29,625
52,000	CenturyLink, Inc., 6.450%, 6/15/21	54,080
46,000	Cincinnati Bell, Inc., 8.375%, 10/15/20	49,795
39,000	Crown Castle International Corp.,
	5.250%, 1/15/23	38,220
10,000	Frontier Communications Corp.,
	8.125%, 10/1/18	11,425
57,000	Frontier Communications Corp.,
	8.500%, 4/15/20	63,840
60,000	GCI, Inc., 8.625%, 11/15/19	63,750
178,000	Intelsat Jackson Holdings SA,
	7.250%, 10/15/20	194,688
28,000	MetroPCS Wireless, Inc., 144a,
	6.250%, 4/1/21	29,050
23,000	Softbank Corp., 144a, 4.500%, 4/15/20	22,425

3

Touchstone Core Bond Fund (Unaudited) (Continued)

Principal		Market
Amount		Value

	Corporate Bonds — 43.6% (Continued)

	Telecommunication Services — (Continued)
$12,000	Sprint Capital Corp., 6.875%, 11/15/28	$11,310
54,000	Sprint Capital Corp., 6.900%, 5/1/19	58,995
25,000	Sprint Capital Corp., 8.750%, 3/15/32	26,812
15,000	Sprint Nextel Corp., 6.000%, 11/15/22	14,625
62,000	Sprint Nextel Corp., 8.375%, 8/15/17	71,765
130,000	Sprint Nextel Corp., 144a,
	7.000%, 3/1/20	144,950
56,000	Sprint Nextel Corp., 144a,
	9.000%, 11/15/18	67,480
52,000	Telecom Italia Capital SA,
	6.999%, 6/4/18	57,590
194,000	Telefonica Emisiones SAU,
	6.421%, 6/20/16	216,184
22,000	T-Mobile USA, Inc., 6.125%, 1/15/22	22,385
5,000	T-Mobile USA, Inc., 6.464%, 4/28/19	5,312
111,000	T-Mobile USA, Inc., 6.542%, 4/28/20	117,938
12,000	T-Mobile USA, Inc., 6.836%, 4/28/23	12,450
6,000	T-Mobile USA, Inc., 144a,
	5.250%, 9/1/18	6,315
247,000	UPCB Finance V Ltd., 144a,
	7.250%, 11/15/21	267,995
10,000	UPCB Finance VI Ltd., 144a,
	6.875%, 1/15/22	10,625
275,000	Verizon Communications, Inc.,
	6.250%, 4/1/37	304,745
10,000	Videotron Ltd., 5.000%, 7/15/22	9,775
26,000	West Corp., 7.875%, 1/15/19	28,080
45,000	West Corp., 8.625%, 10/1/18	48,938
32,000	Wind Acquisition Finance SA, 144a,
	7.250%, 2/15/18	33,520
233,000	Windstream Corp., 7.875%, 11/1/17	266,202
		3,210,054

	Materials — 3.1%
36,000	Aleris International, Inc.,
	7.625%, 2/15/18	38,070
26,000	ArcelorMittal, 5.750%, 8/5/20	27,625
275,000	Barrick Gold Corp., 3.850%, 4/1/22	247,673
43,000	Barrick Gold Corp., 4.100%, 5/1/23	38,867
42,000	Cascades, Inc., 7.750%, 12/15/17	43,785
38,000	Cascades, Inc., 7.875%, 1/15/20	40,660
530,000	Domtar Corp., 10.750%, 6/1/17	661,503
72,000	FMG Resources August 2006 Pty Ltd.,
	144a, 6.875%, 4/1/22	78,480
8,000	HudBay Minerals, Inc., 9.500%, 10/1/20	8,220
29,000	JMC Steel Group, Inc., 144a,
	8.250%, 3/15/18	29,290
30,000	Koppers, Inc., 7.875%, 12/1/19	32,400
150,000	Louisiana-Pacific Corp., 7.500%, 6/1/20	166,875
10,000	Novelis, Inc., 8.375%, 12/15/17	10,675
215,000	PolyOne Corp., 5.250%, 3/15/23	209,625
500,000	Rio Tinto Finance USA Ltd.,
	3.500%, 11/2/20	510,486
226,000	Southern Copper Corp.,
	5.375%, 4/16/20	241,478
39,000	Tembec Industries, Inc.,
	11.250%, 12/15/18	42,705
12,000	Texas Industries, Inc., 9.250%, 8/15/20	13,365
62,000	Vale Overseas Ltd., 5.625%, 9/15/19	67,263
17,000	Vulcan Materials Co., 7.500%, 6/15/21	19,380
260,000	Xstrata Finance Canada Ltd., 144a,
	3.600%, 1/15/17	271,198
280,000	Xstrata Finance Canada Ltd., 144a,
	5.800%, 11/15/16	308,494
		3,108,117

	Utilities — 2.8%
45,000	AES Corp., 8.000%, 10/15/17	52,875
874,000	Alabama Power Capital Trust V,
	3.348%, 10/1/42(A)	819,522
24,000	Calpine Corp., 144a, 7.500%, 2/15/21	26,190
21,000	Calpine Corp., 144a, 7.875%, 7/31/20	22,995
119,000	Calpine Corp., 144a, 7.875%, 1/15/23	130,008
320,000	CenterPoint Energy, Inc.,
	5.950%, 2/1/17	358,804
575,000	Dominion Resources, Inc.,
	5.950%, 6/15/35	634,697
94,000	DPL, Inc., 7.250%, 10/15/21	95,175
129,000	InterGen NV, 144a, 7.000%, 6/30/23	133,515
115,000	NextEra Energy Capital Holdings, Inc.,
	6.000%, 3/1/19	130,283
225,000	NextEra Energy Capital Holdings, Inc.,
	6.350%, 10/1/66(A)	225,000
15,000	NGL Energy Partners LP / NGL Energy
	Finance Corp., 144a,
	6.875%, 10/15/21	15,375
185,000	PPL Energy Supply LLC,
	6.500%, 5/1/18	205,793
18,000	Sabine Pass LNG LP, 6.500%, 11/1/20	18,675
		2,868,907

	Industrials — 2.5%
58,000	ACCO Brands Corp., 6.750%, 4/30/20	57,275
250,000	Air Lease Corp., 5.625%, 4/1/17	275,312
106,000	Alliant Techsystems, Inc., 144a,
	5.250%, 10/1/21	106,265
39,000	Amsted Industries, Inc., 144a,
	8.125%, 3/15/18	41,096
60,000	B/E Aerospace, Inc., 5.250%, 4/1/22	60,900
32,000	Belden, Inc., 144a, 5.500%, 9/1/22	31,360
32,000	Bombardier, Inc., 144a,
	6.125%, 1/15/23	31,760
190,000	Burlington Northern Santa Fe LLC,
	5.750%, 5/1/40	208,505
10,000	BWAY Holding Co., 10.000%, 6/15/18	10,850
54,000	Calcipar SA, 144a, 6.875%, 5/1/18	57,240
7,000	Chrysler Group LLC / CG Co.-Issuer,
	Inc., 8.250%, 6/15/21	7,962

4

Touchstone Core Bond Fund (Unaudited) (Continued)

Principal		Market
Amount		Value

	Corporate Bonds — 43.6% (Continued)
	Industrials — (Continued)
$109,000	Constellation Brands, Inc.,
	3.750%, 5/1/21	$102,460
25,227	Continental Airlines 2003-ERJ1 Pass
	Through Trust, Series RJ03,
	7.875%, 7/2/18	27,183
158,000	Con-way, Inc., 6.700%, 5/1/34	161,072
22,000	DigitalGlobe, Inc., 144a,
	5.250%, 2/1/21	21,450
19,000	Dynacast International LLC / Dynacast
	Finance, Inc., 9.250%, 7/15/19	20,948
23,000	Griffon Corp., 7.125%, 4/1/18	24,380
20,000	Huntington Ingalls Industries, Inc.,
	7.125%, 3/15/21	21,950
80,000	Hutchison Whampoa International
	09/19 Ltd., 144a, 5.750%, 9/11/19	90,502
47,000	JB Poindexter & Co., Inc., 144a,
	9.000%, 4/1/22	50,172
25,000	JM Huber Corp., 144a,
	9.875%, 11/1/19	28,719
66,000	Martin Midstream Partners LP / Martin
	Midstream Finance Corp.,
	7.250%, 2/15/21	67,320
13,000	Nielsen Co. Luxembourg SARL, 144a,
	5.500%, 10/1/21	13,195
32,000	Nielsen Finance LLC / Nielsen Finance
	Co., 4.500%, 10/1/20	31,120
350,000	Norfolk Southern Corp.,
	5.750%, 4/1/18	398,761
370,000	Republic Services, Inc., 3.550%, 6/1/22	356,767
2,000	RR Donnelley & Sons Co.,
	7.250%, 5/15/18	2,270
50,000	Titan International, Inc., 144a,
	6.875%, 10/1/20	52,125
6,000	United Rentals North America, Inc.,
	5.750%, 7/15/18	6,412
27,000	United Rentals North America, Inc.,
	7.375%, 5/15/20	29,936
100,000	United Rentals North America, Inc.,
	7.625%, 4/15/22	111,125
		2,506,392

	Consumer Staples — 2.5%
21,000	ARAMARK Corp., 144a,
	5.750%, 3/15/20	21,945
66,000	BI-LO LLC / BI-LO Finance Corp., 144a,
	9.250%, 2/15/19	72,930
400,000	CVS Caremark Corp., 2.250%, 12/5/18	399,883
15,000	Del Monte Corp., 7.625%, 2/15/19	15,581
88,000	Ingredion, Inc., 4.625%, 11/1/20	91,757
67,000	JBS USA LLC / JBS USA Finance, Inc.,
	144a, 7.250%, 6/1/21	69,848
15,000	JBS USA LLC / JBS USA Finance, Inc.,
	144a, 8.250%, 2/1/20	16,275
515,000	Kraft Foods Group, Inc.,
	6.875%, 1/26/39	627,188
500,000	Kroger Co. (The), 5.000%, 4/15/42	477,056
60,000	Post Holdings, Inc., 7.375%, 2/15/22	64,200
47,000	Post Holdings, Inc., 144a,
	7.375%, 2/15/22	50,290
73,000	Smithfield Foods, Inc., 6.625%, 8/15/22	77,380
50,000	Sun Merger Sub, Inc., 144a,
	5.250%, 8/1/18	52,375
370,000	Wal-Mart Stores, Inc., 6.200%, 4/15/38	444,684
		2,481,392

	Health Care — 2.2%
22,000	Accellent, Inc., 8.375%, 2/1/17	23,018
49,000	CHS / Community Health Systems,
	Inc., 7.125%, 7/15/20	50,838
60,000	HCA, Inc., 5.875%, 3/15/22	61,950
192,000	HCA, Inc., 5.875%, 5/1/23	189,600
71,000	HCA, Inc., 6.500%, 2/15/20	78,011
109,000	Health Management Associates, Inc.,
	7.375%, 1/15/20	121,944
19,000	Kindred Healthcare, Inc.,
	8.250%, 6/1/19	20,235
325,000	Medtronic, Inc., 4.450%, 3/15/20	356,173
37,000	Omnicare, Inc., 7.750%, 6/1/20	40,978
60,000	Res-Care, Inc., 10.750%, 1/15/19	67,200
171,000	Select Medical Corp., 6.375%, 6/1/21	167,152
165,000	Tenet Healthcare Corp., 144a,
	6.000%, 10/1/20	172,219
600,000	Thermo Fisher Scientific, Inc.,
	2.400%, 2/1/19	594,415
64,000	Universal Hospital Services, Inc.,
	7.625%, 8/15/20	67,520
70,000	Valeant Pharmaceuticals International,
	144a, 6.375%, 10/15/20	73,762
80,000	Valeant Pharmaceuticals International,
	144a, 6.750%, 8/15/18	87,900
42,000	Valeant Pharmaceuticals International,
	Inc., 144a, 5.625%, 12/1/21	42,210
		2,215,125

	Information Technology — 1.3%
65,000	Activision Blizzard, Inc., 144a,
	5.625%, 9/15/21	67,275
325,000	Apple, Inc., 1.000%, 5/3/18	314,258
27,000	Audatex North America, Inc., 144a,
	6.000%, 6/15/21	28,282
50,000	Equinix, Inc., 7.000%, 7/15/21	54,625
100,000	Fidelity National Information Services,
	Inc., 5.000%, 3/15/22	102,125
5,000	Hughes Satellite Systems Corp.,
	6.500%, 6/15/19	5,412
91,000	IAC/InterActiveCorp, 144a,
	4.875%, 11/30/18	93,048
385,000	Oracle Corp., 3.875%, 7/15/20	406,352
57,000	Seagate HDD Cayman, 6.875%, 5/1/20	61,631
8,000	Sensata Technologies BV, 144a,
	4.875%, 10/15/23	7,520
50,000	ViaSat, Inc., 6.875%, 6/15/20	52,875

5

Touchstone Core Bond Fund (Unaudited) (Continued)

Principal		Market
Amount		Value

	Corporate Bonds — 43.6% (Continued)

	Information Technology — (Continued)
$94,000	Western Union Co. (The),
	5.253%, 4/1/20	$100,147
		1,293,550
	Total Corporate Bonds	$43,821,296

	U.S. Government Mortgage-Backed
	Obligations — 25.4%
97,620	FHLMC, Pool #1B3366,
	5.029%, 3/1/37(A)	103,132
249,195	FHLMC, Pool #1H1348,
	2.265%, 10/1/36(A)	266,892
989,076	FHLMC, Pool #1Q0339,
	2.718%, 4/1/37(A)	1,060,120
55,505	FHLMC, Pool #A12886, 5.000%, 8/1/33	60,302
68,199	FHLMC, Pool #A13842, 6.000%, 9/1/33	75,388
30,714	FHLMC, Pool #A21415, 5.000%, 5/1/34	33,260
78,206	FHLMC, Pool #A35682, 5.000%, 7/1/35	84,559
33,941	FHLMC, Pool #A36523, 5.000%, 8/1/35	36,616
303,129	FHLMC, Pool #A46590, 5.000%, 8/1/35	329,392
91,144	FHLMC, Pool #A56988, 5.500%, 2/1/37	99,336
405,218	FHLMC, Pool #A96485, 4.500%, 1/1/41	430,252
1,349,377	FHLMC, Pool #A97897, 4.500%, 4/1/41	1,437,591
43,927	FHLMC, Pool #C62740, 7.000%, 1/1/32	49,458
26,044	FHLMC, Pool #C71972, 6.500%, 9/1/32	29,028
48,093	FHLMC, Pool #C72254, 6.500%, 7/1/32	54,585
167,306	FHLMC, Pool #C90986, 7.000%, 6/1/26	183,476
74,051	FHLMC, Pool #G02184, 5.000%, 4/1/36	79,964
984,356	FHLMC, Pool #G05733,
	5.000%, 11/1/39	1,070,385
583,520	FHLMC, Pool #J13584,
	3.500%, 11/1/25	610,067
233,015	FNMA, Pool #255628, 5.500%, 2/1/25	255,860
72,042	FNMA, Pool #432269, 6.500%, 8/1/28	80,206
15,386	FNMA, Pool #496848, 6.500%, 6/1/29	17,122
9,147	FNMA, Pool #535290, 8.000%, 5/1/30	10,654
30,448	FNMA, Pool #540040, 7.500%, 6/1/28	31,809
28,995	FNMA, Pool #561741, 7.500%, 1/1/31	33,252
11,634	FNMA, Pool #569874, 8.000%, 2/1/31	12,547
12,903	FNMA, Pool #575501, 6.000%, 5/1/17	13,411
74,561	FNMA, Pool #596500, 6.500%, 7/1/16	77,463
29,298	FNMA, Pool #626811, 6.500%, 6/1/17	30,758
103,400	FNMA, Pool #640291, 7.000%, 8/1/32	115,836
41,839	FNMA, Pool #644869, 7.000%, 6/1/32	44,197
64,722	FNMA, Pool #653301, 6.500%, 7/1/32	71,864
136,955	FNMA, Pool #653502, 6.500%, 7/1/32	152,226
122,553	FNMA, Pool #670402, 6.500%, 6/1/32	139,340
40,057	FNMA, Pool #690208, 6.500%, 3/1/33	44,550
92,880	FNMA, Pool #704460, 6.000%, 5/1/18	97,288
12,159	FNMA, Pool #725906,
	2.383%, 8/1/34(A)	12,989
742,856	FNMA, Pool #745257, 6.000%, 1/1/36	826,128
4,271	FNMA, Pool #745974,
	2.584%, 10/1/36(A)	4,542
241,648	FNMA, Pool #810049, 5.500%, 3/1/35	265,413
522,890	FNMA, Pool #819297, 6.000%, 9/1/35	585,296
153,355	FNMA, Pool #889060, 6.000%, 1/1/38	169,966
330,171	FNMA, Pool #889061, 6.000%, 1/1/38	371,077
127,283	FNMA, Pool #893003, 7.000%, 9/1/36	143,877
64,642	FNMA, Pool #895657, 6.500%, 8/1/36	69,787
479,720	FNMA, Pool #905049, 5.500%, 11/1/36	526,560
852,633	FNMA, Pool #908944, 5.500%, 1/1/37	935,885
1,078,459	FNMA, Pool #928553, 5.500%, 8/1/37	1,205,715
60,231	FNMA, Pool #995220, 6.000%, 11/1/23	65,618
713,982	FNMA, Pool #AA3467, 4.500%, 4/1/39	758,676
1,105,778	FNMA, Pool #AA4584, 4.500%, 4/1/39	1,174,726
196,173	FNMA, Pool #AB1800, 4.000%, 11/1/40	202,354
928,658	FNMA, Pool #AB2452, 4.000%, 3/1/26	988,583
219,545	FNMA, Pool #AB5989, 2.500%, 8/1/27	218,035
310,398	FNMA, Pool #AD3775, 4.500%, 3/1/25	336,094
372,559	FNMA, Pool #AD6193, 5.000%, 6/1/40	406,096
720,075	FNMA, Pool #AE0996, 4.000%, 2/1/41	742,857
479,543	FNMA, Pool #AE1568, 4.000%, 9/1/40	493,967
1,352,361	FNMA, Pool #AE2497, 4.500%, 9/1/40	1,441,378
327,141	FNMA, Pool #AE5441, 5.000%, 10/1/40	356,865
788,574	FNMA, Pool #AH1135, 5.000%, 1/1/41	862,463
1,187,995	FNMA, Pool #AH3483, 3.500%, 2/1/26	1,245,482
609,513	FNMA, Pool #AH3671, 4.000%, 2/1/26	652,553
995,349	FNMA, Pool #AH6622, 4.000%, 3/1/41	1,029,287
70,769	FNMA, Pool #AI0805, 4.500%, 7/1/41	75,015
1,441,419	FNMA, Pool #AL0150, 4.000%, 2/1/41	1,486,938
414,560	FNMA, Pool #AL0211, 5.000%, 4/1/41	452,780
1,540	GNMA, Pool #434792, 8.000%, 7/15/30	1,607
90,924	GNMA, Pool #5305, 4.000%, 2/20/42	94,662
26,909	GNMA, Pool #748495, 4.000%, 8/15/40	27,999
34,779	GNMA, Pool #8503, 1.625%, 9/20/24(A)	36,127
	Total U.S. Government
	Mortgage-Backed Obligations	$25,589,583

	U.S. Treasury Obligations — 8.4%
1,340,000	U.S. Treasury Note, 2.750%, 11/15/23	1,310,897
7,320,000	United States Treasury Inflation
	Indexed Bonds, 0.375%, 7/15/23	7,085,494
	Total U.S. Treasury Obligations	$8,396,391

	Asset-Backed Securities — 5.7%
1,500,000	1st Financial Bank USA, Ser 2010-D,
	Class A, 144a, 3.720%, 6/17/19	1,506,828
3,754	CIT Group Home Equity Loan Trust,
	Ser 2002-1, Class AF5,
	6.710%, 2/25/33(B)	3,751
475,002	Countrywide Asset-Backed
	Certificates, Ser 2007-S1, Class A5,
	6.018%, 11/25/36(A)	345,132
88	Equivantage Home Equity Loan Trust,
	Ser 1996-3, Class A3,
	7.700%, 9/25/27	88
302,655	FHLMC Structured Pass Through
	Securities, Ser T-20, Class A5,
	8.370%, 12/25/29(B)	350,089

6

Touchstone Core Bond Fund (Unaudited) (Continued)

Principal		Market
Amount		Value

	Asset-Backed Securities — 5.7% (Continued)
$600,000	First Frankin Mortgage Loan Trust, Ser
	2005-FFA, Class M3,
	6.017%, 3/25/25(B)	$490,122
131,523	FNMA REMIC, Ser 2001-W2, Class AF6,
	6.589%, 10/25/31(B)	145,670
2,007,782	Mid-State Capital Corp. Trust, Ser
	2005-1, Class M2, 7.079%, 1/15/40	2,150,595
676,364	RAMP Trust, Ser 2003-RZ5, Class A7,
	4.970%, 9/25/33(B)	699,530
8,728	RASC Trust, Ser 2001-KS3, Class AI6,
	5.960%, 9/25/31(A)	8,947
	Total Asset-Backed Securities	$5,700,752

	Commercial Mortgage-Backed Securities — 5.7%
288,821	Banc of America Commercial
	Mortgage Trust, Ser 2006-2, Class
	A3, 5.706%, 5/10/45(A)	290,429
435,000	Banc of America Commercial
	Mortgage Trust, Ser 2006-6, Class
	A3, 5.369%, 10/10/45	444,503
364,707	Banc of America Commercial
	Mortgage Trust, Ser 2007-2, Class
	AAB, 5.573%, 4/10/49(A)	382,435
495,000	FHLMC Multifamily Structured Pass
	Through Certificates, Ser K501 Class
	A2, 1.655%, 11/25/16	501,910
291,278	First Union Commercial Mortgage
	Trust, Ser 1999-C1, Class F, 144a,
	5.350%, 10/15/35	300,054
950,000	GMAC Commercial Mortgage
	Securities, Inc., Ser 2005-C1, Class
	A4, 4.619%, 5/10/43	970,034
220,529	GS Mortgage Securities Corp. II, Ser
	2006-GG8, Class AAB,
	5.535%, 11/10/39	224,118
275,000	LB-UBS Commercial Mortgage Trust,
	Ser 2005-C7, Class AM,
	5.263%, 11/15/40(A)††	294,755
1,675,000	Morgan Stanley Capital I Trust, Ser
	2003-IQ6, Class C, 144a,
	5.617%, 12/15/41(A)	1,673,695
150,000	Mortgage Pass Through Certificates,
	Ser 2001-CIB2, Class D,
	6.847%, 4/15/35(A)	153,400
174,220	Wachovia Bank Commercial Mortgage
	Trust, Ser 2007-C30, Class APB,
	5.294%, 12/15/43	176,806
284,495	Wachovia Bank Commercial Mortgage
	Trust, Ser 2007-C34, Class APB,
	5.617%, 5/15/46	291,128
	Total Commercial
	Mortgage-Backed Securities	$5,703,267

	Non-Agency Collateralized Mortgage
	Obligations — 4.0%
7,194	Adjustable Rate Mortgage Trust, Ser
	2004-4, Class 3A1,
	2.666%, 3/25/35(A)	6,786
849,574	Countrywide Alternative Loan Trust,
	Ser 2004-30CB, Class 3A1,
	5.000%, 2/25/20	870,884
99,009	Countrywide Alternative Loan Trust,
	Ser 2005-J3, Class 3A1,
	6.500%, 9/25/34	98,942
206,972	Credit Suisse First Boston Mortgage
	Securities Corp., Ser 2004-7, Class
	6A1, 5.250%, 10/25/19	209,817
513,733	Deutsche ALT-A Securities, Inc.
	Alternate Loan Trust, Ser 2005-3,
	Class 4A4, 5.250%, 6/25/35	512,332
253,074	HomeBanc Mortgage Trust, Ser
	2004-1, Class 2M2,
	1.890%, 8/25/29(A)	48,060
198,755	JP Morgan Mortgage Trust, Ser
	2005-A1, Class 2A1,
	2.466%, 2/25/35(A)	198,003
631,122	JP Morgan Mortgage Trust, Ser
	2005-A2, Class 7CB1,
	3.338%, 4/25/35(A)	642,302
110,209	JP Morgan Mortgage Trust, Ser
	2006-A4, Class 2A2,
	2.459%, 6/25/36(A)	98,234
112,947	MASTR Alternative Loans Trust, Ser
	2004-7, Class 10A1, 6.000%, 6/25/34	115,884
70,623	MASTR Asset Securitization Trust
	2003-4, Ser 2003-4, Class 4A2,
	5.500%, 5/25/33	71,845
320,744	Residential Asset Securitization Trust,
	Ser 2006-A1, Class 1A3,
	6.000%, 4/25/36	264,274
26,549	Sequoia Mortgage Trust 2011-1, Ser
	2011-1, Class A1, 4.125%, 2/25/41(A)	26,538
87,263	Structured Adjustable Rate Mortgage
	Loan Trust, Ser 2005-23, Class 1A3,
	2.737%, 1/25/36(A)	82,954
109,056	Structured Asset Securities Corp., Ser
	2004-21XS, Class 2A6B,
	5.150%, 12/25/34(B)	109,466
316,851	Structured Asset Securities Corp., Ser
	2005-17, Class 5A1,
	5.500%, 10/25/35	284,883
243,877	Washington Mutual Alternative
	Mortgage Pass-Through
	Certificates, Ser 2005-9, Class 2A4,
	5.500%, 11/25/35	203,677
223,726	Wells Fargo Mortgage Backed
	Securities Trust, Ser 2003-G, Class
	A1, 2.490%, 6/25/33(A)	225,013
	Total Non-Agency Collateralized
	Mortgage Obligations	$4,069,894

7

Touchstone Core Bond Fund (Unaudited) (Continued)

Principal		Market
Amount		Value

	Sovereign Government Obligations — 1.5%
$730,000	Corp. Andina de Fomento, 4.375%,
	6/15/22	$722,832
890,000	Province of Ontario Canada, 2.450%,
	6/29/22	823,045
	Total Sovereign Government
	Obligations	$1,545,877

	Municipal Bonds — 1.5%

	California— 0.2%
215,000	State of California, Purp 3, UTGO,
	5.950%, 4/1/16	238,050

	Georgia— 0.2%
205,000	Muni Elec Authority of GA, Build
	America Bonds, 6.655%, 4/1/57	214,204

	Ohio— 0.8%
850,000	JobsOhio Beverage System, Ser B,
	4.532%, 1/1/35	781,388

	Pennsylvania— 0.3%
250,000	Pennsylvania State, Build America
	Bonds, Ser 2010-B, UTGO,
	5.850%, 7/15/30	268,945

	Total Municipal Bonds	$1,502,587

Shares
	Preferred Stocks — 1.4%

	Financials— 0.6%
22,133	Public Storage, 0.037%	478,073
4,794	Realty Income Corp., 0.014%	114,720
		592,793

	Utilities— 0.8%
8,125	Southern California Edison Co.,
	0.042%(A)	819,609
	Total Preferred Stocks	$1,412,402

Principal
Amount

	Agency Collateralized Mortgage
	Obligations — 0.7%
$315,486	FNMA, Ser 2004-W15, Class 2AF,
	0.415%, 8/25/44(A)	312,381
327,335	FNMA REMIC, Ser 2011-28, Class MA,
	4.500%, 7/25/38	338,967
19,856	GNMA, Ser 2003-11, Class GJ,
	4.000%, 10/17/29	20,903
	Total Agency Collateralized
	Mortgage Obligations	$672,251

		Market
Shares		Value

	Investment Fund — 1.5%
1,535,892	Touchstone Institutional Money
	Market Fund, 0.01%^Ω	$1,535,892

	Total Investment Securities —99.4%
	(Cost $98,151,325)	$99,950,192

	Other Assets in
	Excess of Liabilities — 0.6%	645,038

	Net Assets — 100.0%	$100,595,230

(A)	Variable rate security - Rate reflected is the rate in effect as of December 31, 2013.

(B)	Step Bond - A bond that pays an initial interest rate for the first period and then a higher interest rate for the following periods until maturity. The interest rate shown reflects the rate in effect at December 31, 2013.

^	Affiliated Fund.

††	The issuers and/or sponsors of certain mortgage-backed securities may no longer exist; however, the securities held by the Fund are separate legal entities organized as trusts andpubliclytraded.TheFundreceivesprincipalandinterest payments directly from these trusts.

Ω	Represents the 7-day SEC yield as of December 31, 2013.

8

Touchstone Core Bond Fund (Unaudited) (Continued)

Portfolio Abbreviations:

FHLMC - Federal Home Loan Mortgage Corporation

FNMA - Federal National Mortgage Association

GNMA - Government National Mortgage Association

LLC - Limited Liability Company

LP - Limited Partnership

MTN - Medium Term Note

PLC - Public Limited Company

REIT - Real Estate Investment Trust

REMIC - Real Estate Mortgage Investment Conduit

UTGO - Unlimited Tax General Obligation

144a -	This is a restricted security that was sold in a transaction qualifying for the exemption under Rule 144A of the Securities Act of 1933. This security may be sold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2013, these securities were valued at $11,544,341 or 11.5% of net assets. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees.

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.

	Valuation inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Corporate Bonds	$—	$43,821,296	$—	$43,821,296
U.S. Government
Mortgage-Backed
Obligations	—	25,589,583	—	25,589,583
U.S. Treasury
Obligations	—	8,396,391	—	8,396,391
Asset-Backed
Securities	—	5,700,752	—	5,700,752
Commercial
Mortgage-Backed
Securities	—	5,703,267	—	5,703,267
Non-Agency
Collateralized
Mortgage
Obligations	—	4,069,894	—	4,069,894
Sovereign
Government
Obligations	—	1,545,877	—	1,545,877
Municipal Bonds	—	1,502,587	—	1,502,587
Preferred Stocks	1,412,402	—	—	1,412,402
Agency Collateralized
Mortgage
Obligations	—	672,251	—	672,251
Investment Fund	1,535,892	—	—	1,535,892
				$99,950,192

See accompanying Notes to Portfolios of Investments.

9

Portfolio of Investments

Touchstone High Yield Fund – December 31, 2013 (Unaudited)

Principal		Market
Amount		Value

	Corporate Bonds— 97.4%

	Consumer Discretionary — 21.7%
$995,000	Albea Beauty Holdings SA, 144a,
	8.375%, 11/1/19	$1,034,800
2,295,000	AMC Networks, Inc., 7.750%, 7/15/21	2,581,875
921,000	American Airlines 2013-2 Class B Pass
	Through Trust, 144a,
	5.600%, 7/15/20	930,210
1,580,000	American Axle & Manufacturing, Inc.,
	6.250%, 3/15/21	1,678,750
758,000	Asbury Automotive Group, Inc.,
	8.375%, 11/15/20	851,802
765,000	AutoNation, Inc., 5.500%, 2/1/20	821,419
500,000	Cablevision Systems Corp.,
	8.000%, 4/15/20	558,750
832,000	CCO Holdings LLC / CCO Holdings
	Capital Corp., 5.250%, 9/30/22	776,880
291,000	CCO Holdings LLC / CCO Holdings
	Capital Corp., 5.750%, 1/15/24	274,995
870,000	CCO Holdings LLC / CCO Holdings
	Capital Corp., 6.500%, 4/30/21	893,925
1,151,000	CCO Holdings LLC / CCO Holdings
	Capital Corp., 6.625%, 1/31/22	1,185,530
1,033,000	CCO Holdings LLC / CCO Holdings
	Capital Corp., 7.000%, 1/15/19	1,088,524
330,000	CCO Holdings LLC / CCO Holdings
	Capital Corp., 144a, 5.250%, 3/15/21	315,150
3,623,000	Cequel Communications Holdings I
	LLC / Cequel Capital Corp., 144a,
	6.375%, 9/15/20	3,713,575
585,000	Clear Channel Worldwide Holdings,
	Inc., 6.500%, 11/15/22	597,431
623,000	Cogeco Cable, Inc. (Canada), 144a,
	4.875%, 5/1/20	601,195
2,166,000	Delphi Corp., 5.000%, 2/15/23	2,228,272
1,093,000	DISH DBS Corp., 7.875%, 9/1/19	1,251,485
339,000	Goodyear Tire & Rubber Co. (The),
	6.500%, 3/1/21	359,340
2,973,000	Goodyear Tire & Rubber Co. (The),
	8.750%, 8/15/20	3,478,410
1,995,000	Ingles Markets, Inc., 5.750%, 6/15/23	1,955,100
1,500,000	Jarden Corp., 7.500%, 1/15/20	1,620,000
868,000	KB Home, 7.000%, 12/15/21	904,890
440,000	Lamar Media Corp., 5.875%, 2/1/22	451,000
45,000	Lamar Media Corp., 7.875%, 4/15/18	47,531
1,406,000	Libbey Glass, Inc., 6.875%, 5/15/20	1,518,480
1,238,000	LKQ Corp., 144a, 4.750%, 5/15/23	1,151,340
2,692,000	Ltd. Brands, Inc., 5.625%, 2/15/22	2,752,570
2,214,000	Meritage Homes Corp.,
	7.150%, 4/15/20	2,391,120
3,830,000	MGM Resorts International,
	5.250%, 3/31/20	3,801,275
653,000	Penske Automotive Group, Inc.,
	5.750%, 10/1/22	667,692
1,321,000	Quebecor Media, Inc. (Canada),
	5.750%, 1/15/23	1,278,068
1,670,000	Reynolds Group Issuer, Inc. / Reynolds
	Group Issuer LLC / Reynolds Group
	Issuer Lu, 6.875%, 2/15/21	1,799,425
400,000	Reynolds Group Issuer, Inc. / Reynolds
	Group Issuer LLC / Reynolds Group
	Issuer Lu, 7.125%, 4/15/19	426,000
1,254,000	Royal Caribbean Cruises Ltd.,
	5.250%, 11/15/22	1,254,000
1,878,000	RSI Home Products, Inc., 144a,
	6.875%, 3/1/18	1,967,205
779,000	Sabre, Inc., 144a, 8.500%, 5/15/19	864,690
2,716,000	Select Medical Corp., 6.375%, 6/1/21†	2,654,890
158,000	Service Corp. International/US,
	7.000%, 6/15/17	176,959
1,485,000	Service Corp. International/US,
	8.000%, 11/15/21	1,704,038
400,000	Service Corp. International/US, 144a,
	5.375%, 1/15/22	405,000
170,000	Sinclair Television Group, Inc.,
	5.375%, 4/1/21	167,449
757,000	Sinclair Television Group, Inc.,
	6.125%, 10/1/22	764,570
300,000	Sinclair Television Group, Inc., 144a,
	6.375%, 11/1/21	310,500
1,724,000	Sirius XM Radio, Inc., 144a,
	4.250%, 5/15/20	1,629,180
1,000,000	Sirius XM Radio, Inc., 144a,
	5.250%, 8/15/22	1,010,000
378,000	Sirius XM Radio, Inc., 144a,
	5.875%, 10/1/20	385,560
1,106,000	Stackpole International Intermediate /
	Stackpole International Powder
	(Luxembourg), 144a,
	7.750%, 10/15/21	1,150,240
1,370,000	Stewart Enterprises, Inc.,
	6.500%, 4/15/19	1,452,200
2,518,000	StoneMor Partners LP / Cornerstone
	Family Services of WV, 144a,
	7.875%, 6/1/21	2,618,720
482,000	Suburban Propane Partners LP /
	Suburban Energy Finance Corp.,
	7.500%, 10/1/18	516,945
461,000	Taylor Morrison Communities, Inc. /
	Monarch Communities Inc., 144a,
	7.750%, 4/15/20	507,100
1,168,000	Tenneco, Inc., 6.875%, 12/15/20	1,276,040
862,000	Tenneco, Inc., 7.750%, 8/15/18	922,340
441,000	Tomkins LLC / Tomkins, Inc.,
	9.000%, 10/1/18	482,895
1,246,000	TRW Automotive, Inc., 144a,
	4.500%, 3/1/21	1,258,460
478,000	Valassis Communications, Inc.,
	6.625%, 2/1/21	492,938
328,000	Virgin Media Secured Finance PLC
	(United Kingdom), 144a,
	5.375%, 4/15/21	328,000

10

Touchstone High Yield Fund (Unaudited) (Continued)

Principal		Market
Amount		Value

	Corporate Bonds — 97.4% (Continued)

	Consumer Discretionary — (Continued)
$2,597,000	Visteon Corp., 6.750%, 4/15/19	$2,759,312
		73,046,040
	Energy — 21.7%
1,350,000	Access Midstream Partners LP / ACMP
	Finance Corp., 4.875%, 5/15/23	1,302,750
929,000	Access Midstream Partners LP / ACMP
	Finance Corp., 6.125%, 7/15/22	994,030
1,405,000	Atlas Pipeline Partners LP / Atlas
	Pipeline Finance Corp.,
	6.625%, 10/1/20	1,468,225
494,000	Atlas Pipeline Partners LP / Atlas
	Pipeline Finance Corp., 144a,
	5.875%, 8/1/23	470,535
806,000	Basic Energy Services, Inc.,
	7.750%, 2/15/19	842,270
1,750,000	Basic Energy Services, Inc.,
	7.750%, 10/15/22	1,806,875
600,000	Berry Petroleum Co., 6.750%, 11/1/20	622,500
1,970,000	Bill Barrett Corp., 7.000%, 10/15/22	2,043,875
157,000	Calfrac Holdings LP, 144a,
	7.500%, 12/1/20	160,139
1,336,000	Carrizo Oil & Gas, Inc., 7.500%, 9/15/20	1,462,920
1,713,000	Carrizo Oil & Gas, Inc.,
	8.625%, 10/15/18	1,854,322
645,000	Chesapeake Energy Corp.,
	6.625%, 8/15/20	720,788
695,000	Chesapeake Energy Corp.,
	6.875%, 11/15/20	785,350
205,000	Chesapeake Energy Corp.,
	9.500%, 2/15/15	222,169
324,000	Clayton Williams Energy, Inc.,
	7.750%, 4/1/19†	332,910
809,000	Clayton Williams Energy, Inc., 144a,
	7.750%, 4/1/19	831,248
1,050,000	Cloud Peak Energy Resources LLC /
	Cloud Peak Energy Finance Corp.,
	8.500%, 12/15/19	1,139,250
304,000	CONSOL Energy, Inc., 8.000%, 4/1/17	320,340
554,000	CONSOL Energy, Inc., 8.250%, 4/1/20	599,705
1,880,000	Crestwood Midstream Partners LP /
	Crestwood Midstream Finance
	Corp., 144a, 6.125%, 3/1/22	1,927,000
1,441,000	Denbury Resources, Inc.,
	4.625%, 7/15/23	1,300,502
2,494,000	Drill Rigs Holdings, Inc., 144a,
	6.500%, 10/1/17	2,693,520
693,000	Enterprise Products Operating LLC,
	7.000%, 6/1/67(A)	709,459
2,479,000	Expro Finance Luxembourg SCA, 144a,
	8.500%, 12/15/16	2,584,358
808,000	Exterran Holdings, Inc.,
	7.250%, 12/1/18	853,450
2,218,000	Exterran Partners LP / EXLP Finance
	Corp., 144a, 6.000%, 4/1/21	2,201,365
776,000	Forest Oil Corp., 7.250%, 6/15/19	755,630
3,089,000	Genesis Energy LP / Genesis Energy
	Finance Corp., 5.750%, 2/15/21	3,123,751
175,000	Genesis Energy LP / Genesis Energy
	Finance Corp., 7.875%, 12/15/18	188,562
1,088,000	Gibson Energy, Inc. (Canada), 144a,
	6.750%, 7/15/21	1,150,560
1,273,000	Hilcorp Energy I LP / Hilcorp Finance
	Co., 144a, 7.625%, 4/15/21	1,381,205
1,250,000	Hilcorp Energy I LP / Hilcorp Finance
	Co., 144a, 8.000%, 2/15/20	1,353,125
912,000	Hornbeck Offshore Services, Inc.,
	5.000%, 3/1/21	893,760
2,162,000	Key Energy Services, Inc.,
	6.750%, 3/1/21	2,216,050
4,136,000	Linn Energy LLC / Linn Energy Finance
	Corp., 8.625%, 4/15/20	4,466,880
2,654,000	MEG Energy Corp. (Canada), 144a,
	6.375%, 1/30/23	2,670,588
255,000	MEG Energy Corp. (Canada), 144a,
	6.500%, 3/15/21	268,388
1,227,000	Midcontinent Express Pipeline LLC,
	144a, 6.700%, 9/15/19	1,196,540
678,000	Newfield Exploration Co.,
	5.625%, 7/1/24	674,610
896,000	Newfield Exploration Co.,
	6.875%, 2/1/20	959,840
1,348,000	Oasis Petroleum, Inc., 144a,
	6.875%, 3/15/22	1,428,880
484,000	Pacific Drilling SA, 144a,
	5.375%, 6/1/20	486,420
2,152,000	Pacific Drilling V Ltd., 144a,
	7.250%, 12/1/17	2,324,160
1,207,000	Peabody Energy Corp.,
	6.000%, 11/15/18	1,285,455
1,849,000	Pioneer Energy Services Corp.,
	9.875%, 3/15/18	1,959,940
743,000	QEP Resources, Inc., 6.800%, 3/1/20	778,757
1,474,000	Rockies Express Pipeline LLC, 144a,
	6.000%, 1/15/19	1,363,450
750,000	Sabine Pass Liquefaction LLC, 144a,
	5.625%, 2/1/21	733,125
303,000	SandRidge Energy, Inc.,
	7.500%, 2/15/23	307,545
2,178,000	SandRidge Energy, Inc.,
	8.750%, 1/15/20	2,346,795
1,308,000	SemGroup LP, 144a, 7.500%, 6/15/21	1,383,210
1,574,000	SESI LLC, 7.125%, 12/15/21	1,755,010
1,338,000	Targa Resources Partners LP / Targa
	Resources Partners Finance Corp.,
	6.375%, 8/1/22	1,414,935
603,000	Tesoro Logistics LP / Tesoro Logistics
	Finance Corp., 144a,
	5.875%, 10/1/20	616,568
1,475,000	Whiting Petroleum Corp.,
	5.000%, 3/15/19	1,508,188

11

Touchstone High Yield Fund (Unaudited) (Continued)

Principal		Market
Amount		Value

	Corporate Bonds — 97.4% (Continued)

	Energy — (Continued)

$1,522,000	Whiting Petroleum Corp.,
	5.750%, 3/15/21	$1,575,270
		72,817,052
	Telecommunication Services — 10.1%
300,000	CenturyLink, Inc., 5.800%, 3/15/22	296,250
1,436,000	CenturyLink, Inc., 6.450%, 6/15/21	1,493,440
702,000	Cincinnati Bell, Inc., 8.375%, 10/15/20	759,915
1,003,000	Crown Castle International Corp.,
	5.250%, 1/15/23	982,940
1,610,000	Frontier Communications Corp.,
	8.125%, 10/1/18	1,839,425
1,585,000	Frontier Communications Corp.,
	8.500%, 4/15/20	1,775,200
1,250,000	GCI, Inc., 8.625%, 11/15/19	1,328,125
1,238,000	Intelsat Jackson Holdings SA,
	7.250%, 10/15/20	1,354,062
500,000	Intelsat Jackson Holdings SA,
	7.500%, 4/1/21	551,250
776,000	Intelsat Jackson Holdings SA
	(Luxembourg), 144a,
	5.500%, 8/1/23	738,170
939,000	MetroPCS Wireless, Inc., 144a,
	6.250%, 4/1/21	974,212
886,000	Softbank Corp., 144a, 4.500%, 4/15/20	863,850
646,000	Sprint Capital Corp., 6.875%, 11/15/28	608,855
500,000	Sprint Capital Corp., 6.900%, 5/1/19	546,250
948,000	Sprint Nextel Corp., 6.000%, 11/15/22	924,300
445,000	Sprint Nextel Corp., 8.375%, 8/15/17	515,088
2,000,000	Sprint Nextel Corp., 144a,
	7.000%, 3/1/20	2,230,000
2,012,000	Sprint Nextel Corp., 144a,
	9.000%, 11/15/18	2,424,460
592,000	Telecom Italia Capital SA
	(Luxembourg), 6.999%, 6/4/18	655,640
388,000	T-Mobile USA, Inc., 6.125%, 1/15/22	394,790
63,000	T-Mobile USA, Inc., 6.464%, 4/28/19	66,938
3,355,000	T-Mobile USA, Inc., 6.542%, 4/28/20	3,564,688
177,000	T-Mobile USA, Inc., 6.836%, 4/28/23	183,638
120,000	T-Mobile USA, Inc., 144a,
	5.250%, 9/1/18	126,299
1,195,000	UPCB Finance V Ltd., 144a,
	7.250%, 11/15/21	1,296,575
1,223,000	UPCB Finance VI Ltd., 144a,
	6.875%, 1/15/22	1,299,438
391,000	Videotron Ltd., 5.000%, 7/15/22	382,202
1,241,000	West Corp., 7.875%, 1/15/19	1,340,280
1,246,000	Wind Acquisition Finance SA, 144a,
	7.250%, 2/15/18	1,305,185
462,000	Wind Acquisition Finance SA, 144a,
	7.250%, 2/15/18	486,255
2,370,000	Windstream Corp., 7.875%, 11/1/17	2,707,725
		34,015,445

	Industrials — 8.6%
555,000	ACCO Brands Corp., 6.750%, 4/30/20	548,062
2,194,000	Alliant Techsystems, Inc., 144a,
	5.250%, 10/1/21	2,199,485
1,216,000	Amsted Industries, Inc., 144a,
	8.125%, 3/15/18	1,281,360
90,000	Ardagh Packaging Finance PLC /
	Ardagh MP Holdings USA, Inc.,
	144a, 7.375%, 10/15/17	96,638
1,255,000	Belden, Inc., 144a, 5.500%, 9/1/22	1,229,900
1,384,000	Bombardier, Inc., 144a,
	6.125%, 1/15/23	1,373,620
303,000	Bombardier, Inc., 144a,
	7.750%, 3/15/20	343,905
902,000	BWAY Holding Co., 10.000%, 6/15/18	978,670
975,000	Calcipar SA, 144a, 6.875%, 5/1/18	1,033,500
1,812,000	Case New Holland, Inc.,
	7.875%, 12/1/17	2,138,160
596,000	Chrysler Group LLC / CG Co.-Issuer,
	Inc., 8.250%, 6/15/21	677,950
395,000	Constellation Brands, Inc.,
	3.750%, 5/1/21	371,300
868,000	Constellation Brands, Inc.,
	4.250%, 5/1/23	809,410
885,551	Continental Airlines 2003-ERJ1 Pass
	Through Trust, Series RJ03,
	7.875%, 7/2/18	954,181
884,000	DigitalGlobe, Inc., 144a,
	5.250%, 2/1/21	861,900
994,000	Dynacast International LLC / Dynacast
	Finance, Inc., 9.250%, 7/15/19	1,095,885
310,000	Gibraltar Industries, Inc.,
	6.250%, 2/1/21	318,525
1,159,000	Griffon Corp., 7.125%, 4/1/18	1,228,540
296,000	Iron Mountain, Inc., 8.375%, 8/15/21	318,940
1,902,000	JB Poindexter & Co., Inc., 144a,
	9.000%, 4/1/22	2,030,385
1,372,000	JM Huber Corp., 144a,
	9.875%, 11/1/19	1,576,085
2,388,000	Martin Midstream Partners LP / Martin
	Midstream Finance Corp.,
	7.250%, 2/15/21	2,435,760
241,000	Nielsen Co. Luxembourg SARL (The)
	(Luxembourg), 144a,
	5.500%, 10/1/21	244,615
823,000	Nielsen Finance LLC / Nielsen Finance
	Co., 144a, 4.500%, 10/1/20	800,368
101,000	RR Donnelley & Sons Co.,
	7.250%, 5/15/18	114,635
1,023,000	Titan International, Inc., 144a,
	6.875%, 10/1/20	1,066,478
350,000	TransDigm, Inc., 5.500%, 10/15/20	342,125
221,000	United Rentals North America, Inc.,
	5.750%, 7/15/18	236,194
1,053,000	United Rentals North America, Inc.,
	7.375%, 5/15/20	1,167,514
768,000	United Rentals North America, Inc.,
	7.625%, 4/15/22	853,440
		28,727,530

12

Touchstone High Yield Fund (Unaudited) (Continued)

Principal		Market
Amount		Value

	Corporate Bonds — 97.4% (Continued)

	Health Care — 7.8%
$1,200,000	Accellent, Inc., 8.375%, 2/1/17	$1,255,500
2,454,000	CHS / Community Health Systems,
	Inc., 7.125%, 7/15/20	2,546,025
200,000	CHS/Community Health Systems, Inc.,
	8.000%, 11/15/19	217,000
2,430,000	HCA, Inc., 5.875%, 3/15/22	2,508,975
589,000	HCA, Inc., 5.875%, 5/1/23	581,638
3,307,000	HCA, Inc., 6.500%, 2/15/20	3,633,566
2,639,000	Health Management Associates, Inc.,
	7.375%, 1/15/20	2,952,381
903,000	Kindred Healthcare, Inc.,
	8.250%, 6/1/19	961,695
878,000	Omnicare, Inc., 7.750%, 6/1/20	972,385
727,000	ResCare, Inc., 10.750%, 1/15/19	814,240
403,000	Salix Pharmaceuticals Ltd., 144a,
	6.000%, 1/15/21	413,075
2,920,000	Tenet Healthcare Corp., 144a,
	6.000%, 10/1/20	3,047,750
2,374,000	Universal Hospital Services, Inc.,
	7.625%, 8/15/20	2,504,570
19,000	Valeant Pharmaceuticals International,
	144a, 6.375%, 10/15/20	20,021
3,413,000	Valeant Pharmaceuticals International,
	144a, 6.750%, 8/15/18	3,750,034
		26,178,855

	Financials — 7.3%
438,000	Aircastle Ltd., 6.250%, 12/1/19	469,208
604,000	Ally Financial, Inc., 8.000%, 12/31/18	712,720
4,274,000	Ally Financial, Inc., 8.000%, 11/1/31	5,086,060
2,846,000	CIT Group, Inc., 5.000%, 8/15/22	2,774,850
464,000	Credit Acceptance Corp.,
	9.125%, 2/1/17	487,200
233,000	International Lease Finance Corp.,
	4.625%, 4/15/21	222,515
1,244,000	International Lease Finance Corp.,
	5.875%, 8/15/22	1,240,890
770,000	International Lease Finance Corp.,
	6.250%, 5/15/19	833,525
3,115,000	MPT Operating Partnership LP / MPT
	Finance Corp., 6.875%, 5/1/21	3,333,050
795,000	Omega Healthcare Investors, Inc.,
	6.750%, 10/15/22	863,569
1,000,000	Omega Healthcare Investors, Inc.,
	7.500%, 2/15/20	1,090,000
862,000	PHH Corp., 6.375%, 8/15/21	862,000
2,747,000	PHH Corp., 7.375%, 9/1/19	2,932,422
350,000	SLM Corp. MTN, 5.500%, 1/15/19	363,213
2,756,000	SLM Corp. MTN, 8.450%, 6/15/18	3,210,740
		24,481,962

	Materials — 6.8%
1,649,000	Aleris International, Inc.,
	7.625%, 2/15/18	1,743,818
433,000	Aleris International, Inc.,
	7.875%, 11/1/20	460,062
1,295,000	ArcelorMittal, 5.750%, 8/5/20	1,375,938
1,571,000	Barrick Gold Corp. (Canada),
	4.100%, 5/1/23	1,420,013
2,173,000	Cascades, Inc., 7.875%, 1/15/20	2,325,110
2,572,000	FMG Resources August 2006 Pty Ltd.,
	144a, 6.875%, 4/1/22	2,803,480
2,378,000	HudBay Minerals, Inc. (Canada),
	9.500%, 10/1/20	2,443,395
1,111,000	JMC Steel Group, Inc., 144a,
	8.250%, 3/15/18	1,122,110
1,408,000	Koppers, Inc., 7.875%, 12/1/19	1,520,640
968,000	LyondellBasell Industries N.V.
	(Netherlands), 6.000%, 11/15/21	1,113,308
575,000	Novelis, Inc., 8.375%, 12/15/17	613,812
1,617,000	PolyOne Corp., 5.250%, 3/15/23	1,576,575
980,000	Steel Dynamics, Inc., 5.250%, 4/15/23	980,000
853,000	Tembec Industries, Inc.,
	11.250%, 12/15/18	934,035
1,432,000	Texas Industries, Inc., 9.250%, 8/15/20	1,594,890
275,000	United States Steel Corp.,
	7.375%, 4/1/20†	296,312
529,000	Vulcan Materials Co., 7.500%, 6/15/21	603,060
		22,926,558

	Utilities — 5.0%
380,000	AES Corp., 7.375%, 7/1/21	428,450
1,808,000	AES Corp., 8.000%, 10/15/17	2,124,400
1,066,000	Calpine Corp., 144a, 7.500%, 2/15/21	1,163,272
409,000	Calpine Corp., 144a, 7.875%, 7/31/20	447,855
1,528,000	Calpine Corp., 144a, 7.875%, 1/15/23	1,669,340
699,000	DPL, Inc., 7.250%, 10/15/21	707,738
500,000	GenOn Energy, Inc., 7.875%, 6/15/17	550,000
2,450,000	Illinois Power Generating Co.,
	7.000%, 4/15/18†	2,094,750
1,698,000	InterGen NV (Netherlands), 144a,
	7.000%, 6/30/23	1,757,430
650,000	NGL Energy Partners LP / NGL Energy
	Finance Corp., 144a,
	6.875%, 10/15/21	666,250
2,182,000	NRG Energy, Inc., 7.875%, 5/15/21	2,416,565
2,762,000	Sabine Pass LNG LP, 6.500%, 11/1/20	2,865,575
		16,891,625

	Consumer Staples — 4.6%
747,000	ARAMARK Corp., 144a,
	5.750%, 3/15/20	780,615
1,299,000	Barry Callebaut Services N.V., 144a,
	5.500%, 6/15/23	1,324,980
2,488,000	BI-LO LLC / BI-LO Finance Corp., 144a,
	9.250%, 2/15/19	2,749,240
1,443,000	Del Monte Corp., 7.625%, 2/15/19	1,498,916
2,898,000	JBS USA LLC / JBS USA Finance, Inc.,
	144a, 7.250%, 6/1/21	3,021,165
615,000	JBS USA LLC / JBS USA Finance, Inc.,
	144a, 8.250%, 2/1/20	667,275
2,537,000	Post Holdings, Inc., 7.375%, 2/15/22	2,714,590

13

Touchstone High Yield Fund (Unaudited) (Continued)

Principal		Market
Amount		Value

	Corporate Bonds — 97.4% (Continued)

	Consumer Staples — (Continued)
$2,510,000	Smithfield Foods, Inc., 6.625%, 8/15/22	$2,660,600
		15,417,381

	Information Technology — 3.8%
1,395,000	Activision Blizzard, Inc., 144a,
	5.625%, 9/15/21	1,443,825
564,000	Audatex North America, Inc., 144a,
	6.000%, 6/15/21	590,790
321,000	Equinix, Inc., 4.875%, 4/1/20	319,395
962,000	Equinix, Inc., 5.375%, 4/1/23	940,355
1,150,000	Equinix, Inc., 7.000%, 7/15/21	1,256,375
1,667,000	Fidelity National Information Services,
	Inc., 5.000%, 3/15/22	1,702,424
244,000	Hughes Satellite Systems Corp.,
	6.500%, 6/15/19	264,130
3,107,000	Seagate HDD Cayman, 6.875%, 5/1/20	3,359,444
294,000	Sensata Technologies BV
	(Netherlands), 144a,
	4.875%, 10/15/23	276,360
2,293,000	ViaSat, Inc., 6.875%, 6/15/20	2,424,848
		12,577,946
	Total Corporate Bonds	$327,080,394

Shares

	Preferred Stock — 0.0%

	Financials— 0.0%
1	Ally Financial, Inc., 0.046%	25

	Investment Funds — 2.4%
4,300,343	Invesco Government & Agency
	Portfolio, Institutional Class,
	0.03%**Ω	4,300,343
3,875,563	Touchstone Institutional Money
	Market Fund, 0.01%^Ω	3,875,563
	Total Investment Funds	$8,175,906

	Total Investment Securities —99.8%
	(Cost $326,570,113)	$335,256,325

	Other Assets in
	Excess of Liabilities — 0.2%	728,081
	Net Assets — 100.0%	$335,984,406

(A)	Variable rate security - Rate reflected is the rate in effect as of December 31, 2013.

**	Represents collateral for securities loaned.

^	Affiliated Fund.

†	All or a portion of the security is on loan. The total market value of the securities on loan as of December 31, 2013 was $4,161,048.

Ω	Represents the 7-day SEC yield as of December 31, 2013.

Portfolio Abbreviations:

LLC - Limited Liability Company

LP - Limited Partnership

MTN -Medium Term Note

144a -	This is a restricted security that was sold in a transaction qualifying for the exemption under Rule 144A of the Securities Act of 1933. This security may be sold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2013, these securities were valued at $101,002,859 or 30.1% of net assets. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees.

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.

	Valuation inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Corporate
Bonds	$—	$327,080,394	$—	$327,080,394
Preferred
Stock	25	—	—	25
Investment
Funds	8,175,906	—	—	8,175,906
				$335,256,325

See accompanying Notes to Portfolios of Investments.

14

Portfolio of Investments

Touchstone Institutional Money Market Fund – December 31, 2013 (Unaudited)

Principal		Interest	Maturity
Amount		Rate	Date	Value

	Variable Rate Demand Notes(A) — 45.9%
$300,000	Burgess & Niple Ltd.	0.290%	09/01/14	$300,000
1,700,000	Lincoln Co WY Poll Control Rev (Fltg Rate Dates Exxon Proj) Ser 1984 A	0.010	11/01/14	1,700,000
1,300,000	Lincoln Co WY Poll Control Rev (Fltg Rate Dates Exxon Proj) Ser 1984 C	0.010	11/01/14	1,300,000
900,000	Lincoln Co WY Poll Control Rev (Fltg Rate Dates Exxon Proj) Ser 1984 D	0.010	11/01/14	900,000
800,000	Douglas Co GA Dev Auth Pandosia LLC Ser 2007 B (LOC: Wells Fargo Bank NA)	0.220	12/01/14	800,000
610,000	Kenwood Lincoln-Mercury	0.247	05/01/15	610,000
285,000	New Belgium Brewing Co., Inc.	0.220	07/01/15	285,000
785,000	CA St Infrastructure & Saddleback Vy Ser 2010 (LOC: East West Bank, FHLMC)	0.290	12/01/15	785,000
650,000	Kenwood Country Club	0.180	12/01/15	650,000
470,000	SC St Jobs-Econ DE Woodhead LLC Ser 2010 B (LOC: FHLB)	0.360	03/01/16	470,000
810,000	Jefferson Land Development Ltd. US Domestic Ser 1997	0.290	10/01/16	810,000
15,600,000	Jackson Co MS Poll Control R Ref Chevron U.S.A. Inc Pj Ser 2008	0.020	12/01/16	15,600,000
1,400,000	Orange City IA IDR (Vogel Enterprises Limited) Ser 2002 (LOC: U.S. Bank NA)	0.140	04/01/17	1,400,000
1,145,000	Hamilton Co OH Hosp Facs Rev Childrens Hosp Med Ctr A Ser 1997
	(LOC: PNC Bank NA)	0.050	05/15/17	1,145,000
500,000	Upper IL River Vly Dev Auth Ser 2003 B (LOC: Lasalle Bank NA)	0.470	06/01/17	500,000
2,655,000	Team Rahal of Pittsburgh 144a	0.190	11/01/17	2,655,000
1,825,000	Yuengling Beer Co., Inc.	0.250	11/01/19	1,825,000
1,535,000	WA MO IDA Dev Pauwels Ser 1999 (LOC: HSBC Bank USA NA)	0.490	12/01/19	1,535,000
906,000	Hopewell Development Co.	0.190	03/01/20	906,000
3,820,000	Crystal Clinic	0.170	04/01/20	3,820,000
1,480,000	Secor Realty, Inc.	0.170	04/01/20	1,480,000
3,100,000	D.G.Y. Real Estate LP	0.250	05/01/20	3,100,000
1,360,000	Auburn ME Rev J & A Properties Ser 2001 (LOC: TD Bank NA)	0.170	01/01/21	1,360,000
5,000,000	Chicago IL Midway Arpt Rev 2nd Lien Ser 2011 A 1 (LOC: Bank of Montreal)	0.090	01/01/21	5,000,000
1,110,000	QC Reprographics LLC	0.330	02/28/21	1,110,000
2,309,000	CHS Properties, Inc. Ser 2006	0.160	06/01/21	2,309,000
710,000	WA St HFC Brittany Pk Ser 1996 B (LIQ: FNMA)	0.180	11/01/21	710,000
2,860,000	Crozer-Keystone Health System	0.270	12/15/21	2,860,000
1,656,000	Progress Industrial Properties, Inc.	0.170	01/01/22	1,656,000
1,510,000	Odenton Baptist Church	0.320	07/01/22	1,510,000
3,700,000	Mason City Clinic PC	0.220	09/01/22	3,700,000
4,500,000	Penco Products, Inc. 144a	0.180	09/01/22	4,500,000
855,000	Taylor Station Surgical Center Ltd. US Domestic Ser 2002	0.190	12/01/22	855,000
1,840,500	Campus Research Corp. Ser A	0.170	06/01/23	1,840,500
960,000	Forest WI IDR (Baker Cheese Factory Proj) Ser 2003 (LOC: U.S. Bank NA)	0.260	09/01/23	960,000
5,360,000	Mountain Agency, Inc. (The)	0.340	12/01/23	5,360,000
1,000,000	Dayton Wheel Concepts, Inc.	0.170	05/01/24	1,000,000
700,000	Butler Co OH Hlthcare Facs R Adj (Colonial Sr Svcs Inc Proj) Ser 2004
	(LOC: U.S. Bank NA)	0.060	07/01/24	700,000
3,260,000	First Church of Christ Christian, Inc. Ser 06-A	0.330	04/01/26	3,260,000
2,320,000	First Church of Christ Christian, Inc. Ser 06-B	0.330	04/01/26	2,320,000
2,000,000	Winnebago Co IL IDR Seward Screw Prods Pj Ser 2001
	(LOC: Alpine Bank & Trust Co)	0.190	04/01/26	2,000,000
1,140,000	Heart Property LLC Project	0.190	07/01/26	1,140,000
750,000	Mequon WI IDR (Gateway Plastics) Ser 2001 B (LOC: Bank One Wisconsin)	0.220	08/01/26	750,000
2,320,000	Miarko, Inc.	0.170	02/01/27	2,320,000
495,000	CA St Statewide CDA Oakmont Stockton C T Rmk Ser 1997 (LOC: FHLB)	0.290	05/01/27	495,000
6,335,000	Blue Hen Hotel LLC	0.180	09/01/27	6,335,000
3,200,000	Jungs Station Associates	0.220	09/01/27	3,200,000
3,135,000	Tarrant Co TX Indl Dev Corp. (Mortex Prods Inc Proj) Ser 1998
	(LOC: JP Morgan Chase & Co)	0.210	09/01/27	3,135,000

15

Touchstone Institutional Money Market Fund (Unaudited) (Continued)

Principal		Interest	Maturity
Amount		Rate	Date	Value

	Variable Rate Demand Notes(A) — 45.9% (Continued)
$1,650,000	Saint Paul's Episcopal Church Ser 2008 (LOC: JP Morgan Chase Bank NA)	0.160%	07/01/28	$1,650,000
13,190,000	Kansas City MO (Blue Ridge Mall) Ser 2005 (LOC: BMO Harris Bank NA)	0.160	11/01/28	13,190,000
1,600,000	Jacksonville FL Edl Facs Rev (Edward Waters College Proj) Ser 2004
	(LOC: Wells Fargo Bank NA)	0.160	12/01/29	1,600,000
9,060,000	TP Racing LLLP	0.247	06/01/30	9,060,000
3,315,000	MS St Business Fin Co (Chevron Usa Inc Proj) Ser C Ser 2010	0.020	12/01/30	3,315,000
1,500,000	Montgomery Co PA Redev Auth Forge Gate Apts Ser 2001 A T1 (LIQ: FNMA)	0.180	08/15/31	1,500,000
2,000,000	Allen Co OH Hosp Facs Rev (Catholic Healthcare) Ser 2008 A
	(LOC: Bank of America NA)	0.030	10/01/31	2,000,000
1,900,000	Sheboygan Falls WI Indl Rev Adj Dev, Inc. Project Ser 2007 B (LOC: U.S. Bank NA)	0.300	01/01/32	1,900,000
1,450,000	486 Lesser Street LLC	0.130	02/01/32	1,450,000
1,475,000	KS St Dev Fin Auth Rev (Indl Dlr Bldg Proj) Ser 2002 O (LOC: Great Western Bank)	0.190	09/01/32	1,475,000
705,000	Abag CA Fin Auth For Nonprofit Housing Gaia Bldg Ser 2000 A-T (LIQ: FNMA)	0.150	09/15/32	705,000
100,000	OH St Air Quality Dev Auth Ref Poll Control Ser 2008 (LOC: Bank of Nova Scotia)	0.030	11/01/32	100,000
12,300,000	Andrew W Mellon Foundation Ser 2008	0.100	12/01/32	12,300,000
8,250,000	TMF Biofuels LLC	0.170	12/01/32	8,250,000
10,525,000	Lexington Financial Services LLC	0.140	01/01/33	10,525,000
2,660,000	Young Men's Christian Association of Metropolitan Milwaukee, Inc. (The)	0.247	05/01/33	2,660,000
8,000,000	Raleigh NC Cops Certificate Participation Ser 2008 (LOC: Wachovia Bank NA)	0.170	08/01/33	8,000,000
4,225,000	First Christian Church Of Florissant	0.160	01/01/34	4,225,000
1,000,000	French Lick IN EDR Town Green Place Ser A (LOC: PNC Bank NA)	0.190	01/01/34	1,000,000
12,340,000	Allen Co OH Hosp Facs Rev (Catholic Healthcare) Ser 2010 C
	(LOC: Union Bank NA)	0.020	06/01/34	12,340,000
4,935,000	Lee Family Partnership LLC	0.190	07/01/34	4,935,000
2,850,000	Gables of Germantown LLC (The)	0.410	04/01/35	2,850,000
10,200,000	East Baton Rouge Parish LA IDB (Exxonmobil Proj) Ser 2010 A	0.010	08/01/35	10,200,000
4,400,000	MS St Business Fin Co (Chevron USA Inc) Ser 2010 I	0.020	11/01/35	4,400,000
1,100,000	MS St Business Fin Co (Chevron USA Inc) Ser 2010 L	0.020	11/01/35	1,100,000
2,550,000	MS St Business Fin Co (Chevron Usa Inc) Ser J Ser 2010	0.020	11/01/35	2,550,000
1,710,000	Southwestern IL Dev Auth (Mattingly Lumber) Ser 2005 B
	(LOC: First Bank, FHLMC)	0.230	12/01/35	1,710,000
1,625,000	JJB Properties LLC (Rental Property) Ser 2006 (LOC: Arvest Bank, FHLMC)	0.150	01/01/36	1,625,000
940,000	Springside Corp. Exchange Partners I LLC	0.170	02/01/36	940,000
3,470,000	Manhattan Christian College, Inc.	0.200	05/01/36	3,470,000
2,340,000	Southwestern OH Water Co. (The)	0.170	05/01/36	2,340,000
3,582,000	Mill Street Village LLC	0.380	01/01/37	3,582,000
5,595,000	Harvest Time Tabernacle, Inc.	0.200	08/01/37	5,595,000
1,000,000	BJ Financing LLC	0.160	12/01/37	1,000,000
1,800,000	Grace Evangelical Lutheran Church	0.200	02/01/38	1,800,000
1,660,000	Pickerington Church of the Nazarene	0.200	07/01/38	1,660,000
600,000	CO St Edl & Cultural Northwestern Ser 2008 B (LOC: BMO Harris Bank NA)	0.190	08/01/38	600,000
6,600,000	Chatom AL IDB Powersouth Energy Coop Ser 2011 A
	(SPA: National Rural Utilities Finance)	0.600	11/15/38	6,600,000
4,500,000	OH St Hgr Edl Fac Comm (Hosp Cleveland Clinic Hlth Sys) Ser 2013
	(LIQ: Bank of NY Mellon Trust)	0.040	01/01/39	4,500,000
3,090,000	Orthopedic Hospital of Wisconsin LLC (LOC: BMO)	0.150	03/01/39	3,090,000
2,380,000	New York HFA (West 37Th Street) Ser 2008 (LIQ: FHLMC)	0.100	05/01/42	2,380,000
1,820,000	Corporate Finance Managers, Inc. Ser B	0.170	02/02/43	1,820,000
2,000,000	Blue Mountain Enterprises LLC Ser 2013	0.247	09/01/43	2,000,000
1,390,000	Boldt Healthcare Properties LLC	0.160	10/01/43	1,390,000
4,045,000	Schreiber Capital Co. LLC Ser 2006	0.170	04/01/46	4,045,000
3,190,000	Helmholdt Capital LLC Ser 2007	0.220	04/01/47	3,190,000

16

Touchstone Institutional Money Market Fund (Unaudited) (Continued)

Principal		Interest	Maturity
Amount		Rate	Date	Value

	Variable Rate Demand Notes(A) — 45.9% (Continued)
$10,000,000	Monroe Co GA Dev Auth Poll Control Rev (GA Pwr Co Scherer Proj) Ser 2008	0.060%	11/01/48	$10,000,000
1,768,000	E Baton Rouge Parish LA (Exxonmobil Proj Gulf) Ser 2011 D	0.010	12/01/51	1,768,000
10,040,000	OSL Santa Rosa Fountaingrove LLC Ser 2012	0.160	02/01/52	10,040,000
1,500,000	KDF Claremont LP Ser 2013	0.160	04/01/53	1,500,000
1,120,000	AM Investment Partners LLC MI	0.200	06/01/56	1,120,000
	Total Variable Rate Demand Notes			$304,006,500

	Corporate Bonds— 17.7%
1,300,000	Cooperatieve Centrale Raiffeisen-Boerenleenbank	1.850	01/10/14	1,300,414
8,100,000	Royal Bank of Canada	1.125	01/15/14	8,102,451
5,000,000	HSBC Bank PLC 144a(B)	1.044	01/17/14	5,001,798
426,000	JPMorgan Chase & Co.	0.180	01/21/14	425,960
6,000,000	JPMorgan Chase & Co. MTN(B)	1.038	01/24/14	6,002,756
6,900,000	JPMorgan Chase & Co. MTN	2.050	01/24/14	6,907,123
500,000	UBS AG	2.250	01/28/14	500,662
7,610,000	Bank of New York Mellon Corp. (The) MTN	1.500	01/31/14	7,617,843
1,905,000	Caterpillar Financial Services Corp. MTN	6.125	02/17/14	1,918,678
9,750,000	Toyota Motor Credit Corp. MTN(B)	0.238	02/24/14	9,750,000
3,838,000	National Rural Utilities Cooperative Finance Corp.	4.750	03/01/14	3,864,673
700,000	EI du Pont de Nemours & Co.	1.750	03/25/14	702,406
706,000	Wal-Mart Stores, Inc.	1.625	04/15/14	708,762
2,150,000	Bank of Montreal MTN	1.750	04/29/14	2,159,586
800,000	EI du Pont de Nemours & Co.	4.875	04/30/14	811,610
10,954,000	Credit Suisse	5.500	05/01/14	11,138,046
3,650,000	Northern Trust Corp.	4.625	05/01/14	3,702,307
12,300,000	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/Netherlands 144a	4.200	05/13/14	12,473,794
2,525,000	General Electric Capital Corp.	5.900	05/13/14	2,575,504
2,611,000	Bank of New York Mellon Corp. (The) MTN	4.300	05/15/14	2,649,098
14,418,000	US BanCorp	4.200	05/15/14	14,626,485
1,000,000	Caterpillar Financial Services Corp. MTN	1.375	05/20/14	1,004,371
1,000,000	Caterpillar, Inc.	1.375	05/27/14	1,004,415
1,000,000	JPMorgan Chase & Co.	4.650	06/01/14	1,017,686
3,200,000	Toronto-Dominion Bank (The)	1.375	07/14/14	3,218,672
7,575,000	Procter & Gamble Co. (The)	4.950	08/15/14	7,794,658
500,000	General Electric Capital Corp.	4.750	09/15/14	515,573
	Total Corporate Bonds			$117,495,331

	Municipal Bonds— 6.7%
3,000,000	IN St Bond Bank Rev Txbl Ref Sch Severance Funding Ser 2013	0.150	01/15/14	3,000,000
795,000	Merrillville IN Multi Sch Bldg Txbl Ref 1St Mtge B Ser 2013	0.370	01/15/14	795,000
1,400,000	Mason OH EDR (Al Neyer Inc Proj) UTGO	1.500	01/29/14	1,400,512
2,700,000	Wichita KS Temp Nts UTGO	0.550	02/11/14	2,700,000
3,015,000	Miami Twp OH Montgomery Co LTGO Ser 2013	1.500	02/13/14	3,017,909
3,900,000	Franklin Co OH (Spl Oblg) BANS (Stadium Fac Proj) Ser 2013	0.800	03/07/14	3,902,038
3,600,000	Fishers Redev Auth Lease Rev BANS Ser 2013	0.750	04/12/14	3,600,000
1,500,000	Bryan OH CSD BANS Sch Impt UTGO Ser 2013	1.625	04/22/14	1,504,410
1,750,000	Riverside OH Rev BANS Ser 2013	1.250	04/24/14	1,752,660
4,000,000	Hamilton IN S Estrn Consol Sch BANS Revenue Notes Ser 2013	2.000	06/15/14	4,025,060
1,000,000	Manchester CT BANS UTGO Ser 2013	1.000	07/03/14	1,001,233
1,000,000	IN St Bond Bank Rev Txbl Ref Sch Severance Funding Ser 2013	0.279	07/15/14	1,000,000
885,000	New Albany OH Txbl BANS Rev Notes Ser 2013	1.375	07/31/14	889,289
4,100,000	IL St Fin Auth Rev Northwestern Mem Hosp Ser 2004 A Pre-refunded @ $100	5.500	08/15/14	4,229,749

17

Touchstone Institutional Money Market Fund (Unaudited) (Continued)

Principal		Interest	Maturity
Amount		Rate	Date	Value

	Municipal Bonds — 6.7% (Continued)
$2,600,000	Center Grove Multi-Fac Sch Bld BANS Revenue Notes Ser 2013	0.500%	09/15/14	$2,600,000
3,080,000	American Muni Pwr-Ohio, Inc. OH BANS Ser 2013	1.000	10/23/14	3,084,975
5,750,000	MS St Business Fin Co Coast Elec Pwr Assn C Rmkt Ser 2013
	(SPA: Natl Rural Util Coop Fin)	0.400	05/01/37	5,750,000
	Total Municipal Bonds			$44,252,835

	U.S. Government Agency Obligations— 16.2%
50,000,000	Farmer Mac#	0.010	01/02/14	50,000,000
2,745,690	Overseas Private Investment Corp.(A)(B)	0.061	03/15/17	2,745,690
3,500,000	Overseas Private Investment Corp.(A)(B)	0.061	10/20/17	3,500,000
5,250,000	Overseas Private Investment Corp.(A)(B)	0.061	03/15/19	5,250,000
2,580,000	Overseas Private Investment Corp.(A)(B)	0.061	12/15/19	2,580,000
10,451,200	Overseas Private Investment Corp.(A)(B)	0.061	01/15/21	10,451,200
7,270,400	Overseas Private Investment Corp.(A)(B)	0.061	01/15/21	7,270,400
1,130,000	Overseas Private Investment Corp.(A)(B)	0.061	01/15/21	1,130,000
5,754,386	Overseas Private Investment Corp.(A)(B)	0.061	03/15/24	5,754,386
1,798,246	Overseas Private Investment Corp.(A)(B)	0.061	03/15/24	1,798,246
7,368,415	Overseas Private Investment Corp.(A)(B)	0.061	06/15/24	7,368,415
4,900,000	Overseas Private Investment Corp.(A)(B)	0.061	06/15/34	4,900,000
4,500,000	Overseas Private Investment Corp.(A)(B)	0.061	06/15/34	4,500,000
	Total U.S. Government Agency Obligations			$107,248,337

	Certificates of Deposit— 5.3%
12,500,000	Bank of Nova Scotia/Houston(B)	0.180	02/25/14	12,499,959
10,500,000	Canadian Imperial Bank of Commerce/New York NY(B)	0.251	03/05/14	10,501,466
6,300,000	Bank of Tokyo-Mit UFJ Ltd/New York NY(B)	0.842	03/07/14	6,304,451
6,200,000	Canadian Imperial Bank of Commerce/New York NY(B)	0.275	03/21/14	6,200,000
	Total Certificates of Deposit			$35,505,876

	Commercial Paper— 3.0%
20,000,000	Bank of Tokyo-Mit UFJ CP	0.110	01/06/14	19,999,756

	Repurchase Agreement— 5.0%
33,200,000	BMO Capital, 0.01%, dated 12/31/13, matures on 01/01/14, repurchase price
	$33,200,009 (collateralized by various U.S. Treasury Notes, ranging in par value
	from $100,000 - $1,200,000, 0.000% - 9.125%, 01/15/14 - 05/15/43, total market value $33,684,092)	1.000	01/01/14	33,200,000

	Total Investment Securities —99.8%
	(Cost $661,708,635)			$661,708,635

	Other Assets in Excess of Liabilities — 0.2%			1,013,401

	Net Assets — 100.0%			$662,722,036

(A)	Demand Feature - Maturities shown are the final maturities, not the date on which principal could be recovered through the demand feature.

(B)	Variable rate security - Rate reflected is the rate in effect as of December 31, 2013.

#	Zero coupon bond - Rate shown reflects effective yield to maturity at time of purchase.

18

Touchstone Institutional Money Market Fund (Unaudited) (Continued)

Portfolio Abbreviations:

BANS - Bond Anticipation Notes

CDA - Communities Development Authority

EDR - Economic Development Revenue

FHLB - Federal Home Loan Bank

FHLMC - Federal Home Loan Mortgage Corp.

FNMA - Federal National Mortgage Association

HFA - Housing Finance Agency

HFC - Housing Finance Corp.

IDA - Industrial Development Authority/Agency

IDB - Industrial Development Board

IDR - Industrial Development Revenue

LLC - Limited Liability Company

LIQ - Liquidity Facility

LOC - Letter of Credit

LTGO - Limited Tax General Obligation

MTN - Medium Term Note

SPA - Stand-by Purchase Agreement

UTGO - Unlimited Tax General Obligation

144a -	This is a restricted security that was sold in a transaction qualifying for the exemption under Rule 144A of the Securities Act of 1933. This security may be sold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2013, these securities were valued at $24,630,592 or 3.7% of net assets. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees.

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.

19

Touchstone Institutional Money Market Fund (Unaudited) (Continued)

	Valuation inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Variable Rate Demand Notes	$—	$304,006,500	$—	$304,006,500
Corporate Bonds	—	117,495,331	—	117,495,331
U.S. Government Agency Obligations	—	107,248,337	—	107,248,337
Municipal Bonds	—	44,252,835	—	44,252,835
Certificates of Deposit	—	35,505,876	—	35,505,876
Commercial Paper	—	19,999,756	—	19,999,756
Repurchase Agreement	—	33,200,000	—	33,200,000
				$661,708,635

See accompanying Notes to Portfolios of Investments.

20

Portfolio of Investments

Touchstone Money Market Fund – December 31, 2013 (Unaudited)

Principal		Interest	Maturity
Amount		Rate	Date	Value
	Variable Rate Demand Notes(A) — 53.4%
$1,970,000	Lincoln Co WY Poll Control Rev (Fltg Rate Dates Exxon Proj D) Ser 1984	0.010%	11/01/14	$1,970,000
600,000	Pittsburgh Technical Institute US Domestic Ser 1999	0.170	10/01/15	600,000
4,400,000	Pitkin Co CO IDR Aspen Skiing Co Proj Ser A (LOC: JP Morgan Chase Bank NA)	0.040	04/01/16	4,400,000
100,000	Berks Co PA IDA Lebanon Vy Mall Ser 1996 B (LOC: First Union National Bank)	0.220	07/01/16	100,000
125,000	Tom Richards, Inc. US Domestic Ser 2001	0.170	12/01/16	125,000
580,000	Team Rahal of Pittsburgh Priv Placement Ser 2002 144a	0.190	11/01/17	580,000
1,190,000	Plymouth WI IDR (Wis Plastic Prods Inc Proj) Ser 1998 (LOC: Bank First National)	0.150	05/01/18	1,190,000
100,000	Dublin Building LLC US Domestic Ser 1997	0.290	11/01/18	100,000
1,305,000	Livingston Co NY IDA Ref Red/Nicholas Ser 2007 B (LOC: HSBC Bank USA NA)	0.170	07/01/19	1,305,000
205,000	NY City NY IDA Institute For Cmnt Ser 2010 (LOC: JP Morgan Chase Bank NA)	0.367	11/01/19	205,000
1,595,000	St Ann's Medical Office Building II LP US Domestic Ser 1998	0.190	11/01/19	1,595,000
1,075,000	Yuengling Beer Co., Inc. Priv Placement Ser 1999	0.250	11/01/19	1,075,000
1,275,000	CMW Real Estate LLC US Domestic Ser 2000	0.180	06/01/20	1,275,000
650,000	Stonehedge Enterprises, Inc. US Domestic Ser 2000	0.190	01/04/21	650,000
275,000	WA St Hsg Fin Commission Brittany Pk Ser 1998 B (LIQ: FNMA)	0.160	11/01/21	275,000
1,124,000	Progress Industrial Properties, Inc. US Domestic Ser 2002	0.170	01/01/22	1,124,000
2,800,000	East Baton Rouge Parish LA (Exxon Proj) Ser 1993	0.010	03/01/22	2,800,000
800,000	Mason City Clinic PC US Domestic Ser 1992	0.220	09/01/22	800,000
300,000	Rise, Inc. Mesa AZ US Domestic Ser 2002	0.220	11/01/22	300,000
3,110,100	Campus Research Corp. US Domestic Ser 2002	0.170	06/01/23	3,110,100
640,000	Dick Masheter Ford, Inc. US Domestic Ser 2003	0.190	07/01/23	640,000
317,000	WAI Enterprises LLC Ser 2004	0.330	06/01/24	317,000
439,000	Fitch Denny Funeral Home, Inc. Ser 2004	0.380	09/01/24	439,000
1,765,000	St James Properties Ltd. Priv Placement Ser 2004	0.330	12/01/24	1,765,000
240,000	NY City NY IDA N Y Congregational Ser 2006 B (LOC: HSBC Bank USA NA)	1.380	02/01/25	240,000
1,685,000	Diaz-Upton LLC Ser 2004	0.220	05/01/26	1,685,000
700,000	Mequon WI IDR (Gateway Plastics) Ser 2001 B (LOC: Bank One Wisconsin)	0.220	08/01/26	700,000
3,950,000	Jeff Wyler Automotive Family, Inc. Priv Placement Ser 2006	0.330	01/04/27	3,950,000
2,480,000	Chelwood LP Ser 2013	0.160	03/20/27	2,480,000
695,000	Bayloff Properties LLC US Domestic Ser 1998	0.290	04/01/28	695,000
1,805,000	VT St Edl & Hlth Bldg (Brattleboro Mem Hosp Proj) Ser 2008 A
	(LOC: TD Banknorth NA)	0.020	10/01/28	1,805,000
7,555,000	KS City MO Tax Incr Rev Blue Ridge Mall Tax Allocation Ser 2005
	(LOC: BMO Harris Bank NA)	0.160	11/01/28	7,555,000
2,927,000	M&P Richfield LLC Ser 2001	0.170	11/01/28	2,927,000
730,000	CA St Infrastructure & Studio Moulding Ser 2001 B (LOC: Comerica Bank)	0.367	12/01/28	730,000
1,160,000	Tennis For Charity, Inc. OH Ser 2004 (LOC: JP Morgan Chase Bank NA)	0.120	12/01/29	1,160,000
5,200,000	Flamingo Enterprises, Inc. US Domestic Ser 2008	0.270	05/01/30	5,200,000
2,240,000	TP Racing LLLP US Domestic Ser 2000	0.180	06/01/30	2,240,000
810,000	Alameda Co CA IDA Plastikon Inds B Ser 2013 (LOC: Comerica Bank)	0.210	07/01/30	810,000
500,000	MS St Business Fin Co Chevron Usa Inc Pj Ser G Ser 2009	0.020	12/01/30	500,000
1,445,000	Montgomery Co PA Redev Auth Kingswood Apts Pj A T1 Ser 2001 (LIQ: FNMA)	0.160	08/15/31	1,445,000
200,000	Allen Co OH Hosp Facs Rev Catholic Healthcare Ser 2008 A
	(LOC: Bank of America NA)	0.030	10/01/31	200,000
5,700,000	OH St Hgr Edu Fac Rev (Case Western) Ser 2002 A (SPA: Wells Fargo NA)	0.020	10/01/31	5,700,000
3,000,000	OH St Hgr Edu Fac Rev (Case Western) Ser 2002 A (SPA: Wells Fargo Bank NA)	0.020	10/01/31	3,000,000
695,000	486 Lesser Street LLC Ser 2007	0.130	02/01/32	695,000
1,600,000	KS St Dev Fin Auth Rev (Indl Dlr Bldg Proj) Ser 2009 O (LOC: Great Western Bank)	0.190	09/01/32	1,600,000
1,100,000	OH St Air Quality Dev Auth Variable Ref Poll Control Firs Ser 2012
	(LOC: Bank of Nova Scotia)	0.030	11/01/32	1,100,000
4,875,000	Andrew W Mellon Foundation Ser 2008	0.100	12/01/32	4,875,000
6,032,000	Hart Family Holdings LLC US Domestic Ser 2012	0.150	12/01/32	6,032,000

21

Touchstone Money Market Fund (Unaudited) (Continued)

Principal		Interest	Maturity
Amount		Rate	Date	Value
	Variable Rate Demand Notes(A) — 53.4% (Continued)
$1,435,000	Young Men's Christian Association of Metropolitan Milwaukee, Inc. (The) Ser
	2008	0.160%	05/01/33	$1,435,000
700,000	OH St Wtr Dev Auth Poll Cont Rev Ser 2010 C (LOC: UBS AG)	0.060	06/01/33	700,000
580,000	Alameda Co CA IDA Golden West Paper Ser 2008 (LOC: Comerica Bank)	0.210	11/01/33	580,000
2,485,000	First Christian Church Of Florissant US Domestic Ser 2008	0.160	01/01/34	2,485,000
11,700,000	Allen Co OH Hosp Facs Rev Catholic Healthcare Ser 2010 C (LOC: Union Bank NA)	0.020	06/01/34	11,700,000
2,450,000	D&I Properties LLC US Domestic Ser 2004	0.130	11/01/34	2,450,000
7,500,000	Westchester Co NY Hlthcare Sr Lien Ser 2010 D (LOC: TD Bank NA)	0.120	11/01/34	7,500,000
805,000	WA St Hsg Fin Commission Mallard Lakes Ser 2002 B (LIQ: FNMA)	0.160	05/15/35	805,000
6,000,000	East Baton Rouge Parish LA IDB (ExxonMobil Proj) Ser 2010 A	0.010	08/01/35	6,000,000
3,300,000	MS St Business Fin Co Chevron USA Ser 2011 F	0.020	11/01/35	3,300,000
200,000	MS St Business Fin Co Chevron USA Inc Ser 2010 L	0.020	11/01/35	200,000
3,200,000	MS St Business Fin Co Chevron USA Inc Ser J Ser 2010	0.020	11/01/35	3,200,000
2,005,000	Metropolitan Govt Nashville & Davidson Hsg Jackson Apts Ser 2006 B
	(LOC: BMO Harris Bank NA)	0.200	04/01/36	2,005,000
3,800,000	NY UTGO Ser 2013 (LOC: Bank Of NY Mellon Trust)	0.030	04/01/36	3,800,000
505,000	CA St Infrastructure & Tobinworld Proj Ser 2007 B (LOC: Comerica Bank)	0.367	11/01/36	505,000
1,853,000	Mill Street Village LLC Ser 2006	0.380	01/01/37	1,853,000
930,000	WA St Hsg Fin Commission Vintage Proj Ser 2003 B (LIQ: FNMA)	0.120	01/15/37	930,000
4,220,000	Keep Memory Alive Ser 2013	0.120	05/01/37	4,220,000
1,350,000	WA St Hsg Fin Commission Highlander Apts B Ser 2004 (LIQ: FHLMC)	0.180	05/01/37	1,350,000
245,000	LA Crosse WI IDR (G G P Inc Proj) Ser 2007 B (LOC: Wells Fargo Bank NA)	0.220	08/01/37	245,000
5,260,000	OSF Finance Co. LLC US Domestic Ser 2007	0.130	12/01/37	5,260,000
170,000	District of Columbia Rev Pew Charitable Ser 2008 B (LOC: PNC Bank NA)	0.190	04/01/38	170,000
2,300,000	Chatom AL IDB Powersouth Energy Coop Ser 2011 A
	(SPA: National Rural Utilities Finance)	0.600	11/15/38	2,300,000
4,000,000	OH St Hgr Edl Fac Comm Hosp Cleveland Clinic Hlth Sys Ser 2013
	(LIQ: Bank of NY Mellon Trust)	0.040	01/01/39	4,000,000
1,595,000	Orthopedic Hospital of Wisconsin LLC (LOC: BMO)	0.160	03/01/39	1,595,000
35,000	Montgomery Co OH Rev Miami VY Hosp Ser 2011 C (SPA: Wells Fargo Bank NA)	0.020	11/15/39	35,000
670,000	Boldt Healthcare Properties LLC Priv Placement Ser 2010	0.160	10/01/43	670,000
6,500,000	Montgomery Co OH Rev Miami VY Hosp Ser Ser 2011 C
	(SPA: JP Morgan Chase Bank NA)	0.020	11/15/45	6,500,000
3,880,000	Schreiber Capital Co. LLC US Domestic Ser 2006	0.170	04/01/46	3,880,000
5,000,000	MI St Fin Auth Rev Sch Ln Ser 2010 B (LOC: Bank of Montreal)	0.130	09/01/50	5,000,000
950,000	MBE Investment Co. LLC US Domestic Ser 2001	0.200	02/01/51	950,000
	Total Variable Rate Demand Notes			$169,687,100

	U.S. Government Agency Obligations— 18.2%
2,300,000	Farmer Mac#	0.010	01/02/14	2,300,000
2,824,138	Overseas Private Investment Corp.(A)(B)	0.120	03/15/17	2,824,138
2,241,376	Overseas Private Investment Corp.(A)(B)	0.120	03/15/17	2,241,376
6,000,000	Overseas Private Investment Corp.(A)(B)	0.120	06/15/17	6,000,000
6,000,000	Overseas Private Investment Corp.(A)(B)	0.120	06/15/17	6,000,000
5,000,000	Overseas Private Investment Corp.(A)(B)	0.120	06/15/17	5,000,000
2,000,000	Overseas Private Investment Corp.(A)(B)	0.120	12/16/19	2,000,000
2,909,773	Overseas Private Investment Corp.(A)(B)	0.120	03/15/24	2,909,773
5,000,000	Overseas Private Investment Corp.(A)(B)	0.120	07/15/25	5,000,000
3,000,000	Overseas Private Investment Corp.(A)(B)	0.120	05/15/30	3,000,000
9,658,120	Overseas Private Investment Corp.(A)(B)	0.120	10/15/32	9,658,120
5,200,000	Overseas Private Investment Corp.(A)(B)	0.120	06/15/34	5,200,000
3,000,000	Overseas Private Investment Corp.(A)(B)	0.120	06/15/34	3,000,000

22

Touchstone Money Market Fund (Unaudited) (Continued)

Principal		Interest	Maturity
Amount		Rate	Date	Value
	U.S. Government Agency Obligations — 18.2% (Continued)
$2,500,000	Overseas Private Investment Corp.(A)(B)	0.120%	06/15/34	$2,500,000
	Total U.S. Government Agency Obligations			$57,633,407

	Corporate Bonds— 15.0%
600,000	Cooperatieve Centrale Raiffeisen-Boerenleenbank	1.850	01/10/14	600,191
228,000	EI du Pont DE Nemours & Co.	5.875	01/15/14	228,442
1,000,000	Royal Bank of Canada	1.125	01/15/14	1,000,304
2,600,000	JPMorgan Chase & Co. MTN(B)	1.038	01/24/14	2,601,194
3,000,000	JPMorgan Chase & Co. MTN	2.050	01/24/14	3,003,104
3,000,000	Bank of New York Mellon Corp. (The) MTN	1.500	01/31/14	3,003,092
623,000	US Bank NA	6.300	02/04/14	626,292
1,450,000	Caterpillar Financial Services Corp. MTN	6.125	02/17/14	1,460,455
4,500,000	Toyota Motor Credit Corp. MTN(B)	0.238	02/24/14	4,500,000
1,050,000	National Rural Utilities Cooperative Finance Corp.	4.750	03/01/14	1,057,465
355,000	Caterpillar Financial Services Corp. MTN	1.650	04/01/14	356,189
650,000	Bank of Montreal MTN	1.750	04/29/14	652,997
437,000	EI du Pont DE Nemours & Co.	4.875	04/30/14	443,543
6,231,000	Credit Suisse/New York	5.500	05/01/14	6,335,330
1,300,000	Northern Trust Corp.	4.625	05/01/14	1,318,606
125,000	International Business Machines Corp.	1.250	05/12/14	125,375
3,600,000	Cooperatieve Centrale Raiffeisen-Boerenleenbank 144a	4.200	05/13/14	3,650,865
925,000	General Electric Capital Corp.	5.900	05/13/14	943,425
1,433,000	Bank of New York Mellon Corp. (The) MTN	4.300	05/15/14	1,453,781
5,400,000	US BanCorp	4.200	05/15/14	5,478,149
1,190,000	Caterpillar Financial Services Corp. MTN	1.375	05/20/14	1,194,831
500,000	Microsoft Corp.	2.950	06/01/14	505,303
517,000	General Electric Capital Corp. MTN	5.650	06/09/14	528,791
925,000	Toronto-Dominion Bank (The)	1.375	07/14/14	930,352
1,055,000	Procter & Gamble Co. (The)	0.700	08/15/14	1,057,984
2,600,000	Procter & Gamble Co. (The)	4.950	08/15/14	2,675,377
1,900,000	Bank of Nova Scotia	1.850	01/12/15	1,929,051
	Total Corporate Bonds			$47,660,488

	Municipal Bonds— 5.5%
1,000,000	IN St Bond Bank Rev Txbl Sch Severance Funding Ser 2013	0.150	01/15/14	1,000,000
1,200,000	Mason OH EDR (Al Neyer Inc Proj) UTGO	1.500	01/29/14	1,200,439
1,500,000	Wichita KS Temp Nts UTGO	0.550	02/11/14	1,500,000
655,000	Loveland OH Txbl BANS Real Estate Acquisition LTGO Ser 2013	3.000	02/12/14	656,087
1,300,000	Miami Twp OH Montgomery Co LTGO Ser 2013	1.500	02/13/14	1,301,254
1,800,000	Franklin Co OH (Spl Oblg) BANS (Stadium Fac Proj) Ser 2013	0.800	03/07/14	1,800,941
1,700,000	Fishers Redev Auth Lease Re BANS Rev Notes Ser 2013	0.750	04/12/14	1,700,000
250,000	Michigan ST Taxable- Sch Ln UTGO Ser 2011 A	2.050	04/15/14	250,990
1,000,000	Williams Cnty Brd of Edu BANS Sch Impt UTGO Ser 2013	1.625	04/22/14	1,002,940
1,650,000	Hamilton IN S Estrn Consol Sch BANS Rev Notes Ser 2013	2.000	06/15/14	1,660,337
395,000	Manchester CT BANS UTGO Ser 2013	1.000	07/03/14	395,487
405,000	IN St Bond Bank Rev Txbl Sch Severance Funding Ser 2013	0.279	07/15/14	405,000
400,000	New Albany OH Txbl BANS Revenue Notes Ser 2013	1.375	07/31/14	401,938
1,700,000	IL St Fin Auth Rev Northwestern Mem Hosp Ser 2004 A Pre-refunded @ $100	5.500	08/15/14	1,753,799
1,000,000	Center Grove Multi-Fac Sch Bld BANS Rev Notes Ser 2013	0.500	09/15/14	1,000,000
1,300,000	American Muni Pwr, Inc. BANS Ser 2013	1.000	10/23/14	1,302,100
	Total Municipal Bonds			$17,331,312

23

Touchstone Money Market Fund (Unaudited) (Continued)

Principal		Interest	Maturity
Amount		Rate	Date	Value

	Certificates of Deposit— 4.5%
$6,000,000	Bank of Nova Scotia/Houston(B)	0.180%	01/02/14	$5,999,980
3,500,000	Canadian Imperial Bank of Commerce/New York NY(B)	0.251	03/05/14	3,500,489
2,400,000	Bank of Tokyo-Mit UFJ Ltd/New York NY(B)	0.842	03/07/14	2,401,695
2,500,000	Canadian Imperial Bank of Commerce/New York NY(B)	0.275	03/21/14	2,500,000
	Total Certificates of Deposit			$14,402,164

	Commercial Paper— 3.3%
5,500,000	Bank Tokyo-Mit UFJ Cp (LOC: Bank of Tokyo)#	0.800	01/06/14	5,499,951
4,900,000	Bank Tokyo-Mit UFJ Cp (LOC: Bank of Tokyo)#	0.110	01/07/14	4,899,925
	Total Commercial Paper			$10,399,876

	Total Investment Securities —99.9%
	(Cost $317,114,347)			$317,114,347

	Other Assets in Excess of Liabilities — 0.1%			417,296

	Net Assets — 100.0%			$317,531,643

(A)	Demand Feature - Maturities shown are the final maturities, not the date on which principal could be recovered through the demand feature.

(B)	Variable rate security - Rate reflected is the rate in effect as of December 31, 2013.

#	Zero coupon bond - Rate shown reflects effective yield to maturity at time of purchase.

Portfolio Abbreviations:

BANS - Bond Anticipation Notes

EDR - Economic Development Revenue

FHLMC - Federal Home Loan Mortgage Corp

FNMA - Federal National Mortgage Association

IDA - Industrial Development Authority/Agency

IDB - Industrial Development Board

IDR - Industrial Development Revenue

LIQ - Liquidity Facility

LLC - Limited Liability Company

LOC - Letter of Credit

LP - Limited Partnership

LTGO - Limited Tax General Obligation

MTN - Medium Term Note

SPA - Stand-by Purchase Agreement

UTGO - Unlimited Tax General Obligation

24

Touchstone Money Market Fund (Unaudited) (Continued)

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.

	Valuation inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Variable Rate Demand Notes	$—	$169,687,100	$—	$169,687,100
U.S. Government Agency Obligations	—	57,633,407	—	57,633,407
Corporate Bonds	—	47,660,488	—	47,660,488
Municipal Bonds	—	17,331,312	—	17,331,312
Certificates of Deposit	—	14,402,164	—	14,402,164
Commercial Paper	—	10,399,876	—	10,399,876
				$317,114,347

See accompanying Notes to Portfolios of Investments.

25

Notes to Portfolios of Investments

December 31, 2013 (Unaudited)

Security valuation and fair value measurements — All investments in securities are recorded at their estimated fair value. The Funds define the term “market value”, as used throughout this report, as the estimated fair value. The Funds use various methods to measure fair value of their portfolio securities on a recurring basis. Generally accepted accounting principles in the United States (“U.S. GAAP”) establish a hierarchy that prioritizes inputs to valuation methods. These inputs are summarized in the three broad levels listed below:

• Level 1 –	quoted prices in active markets for identical securities

• Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market instruments are valued using amortized cost, in accordance with rules under the 1940 Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The aggregate value by input level, as of December 31, 2013, for each Fund’s investments, as well as a reconciliation of assets for which significant unobservable inputs (Level 3) were used in determining value, if applicable, is included in each Fund’s Portfolio of Investments, which also includes a breakdown of the Fund’s investments by portfolio allocation.

All transfers in and out of the levels are recognized at the value at the end of the period. During the period ended December 31, 2013 there were no transfers between Level 1, 2 and 3 for all Funds.

The Funds’ portfolio securities are valued as of the close of the regular session of trading on the New York Stock Exchange (“NYSE”) (currently 4:00 p.m., Eastern time). Portfolio securities traded on stock exchanges are valued at the last sale price, and to the extent these securities are actively traded, they are categorized in Level 1 of the fair value hierarchy. Portfolio securities quoted by NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”). Securities not traded on a particular day, or for which the last sale price is not readily available, are valued at their last broker-quoted bid prices as obtained from one or more of the major market makers for such securities by an independent pricing service and are categorized in Level 2. Debt securities for which market quotations are readily available are valued at their most recent bid prices as obtained from one or more of the major market makers for such securities by an independent pricing service and are categorized in Level 2. Money market instruments and other debt securities with a remaining maturity of less than 60 days are valued at amortized cost, which approximates market value and are categorized in Level 2. While this method provides consistency in valuation (and may only be used if it approximates market value), it may result in periods during which value, as determined by amortized cost, is higher or lower than the price that would be received if the Fund sold the investment. Securities for which market quotations or the NOCP are not readily available are fair valued as determined by or under the direction of the Board ofTrustees and are categorized in Level 3. Shares of open-end mutual funds in which the Funds invest are valued at their respective net asset values (“NAV”) as reported by the underlying funds and are categorized in Level 1. The prices for foreign securities are reported in local currency and translated into U.S. dollars using currency exchange rates.

Level 2 Valuation— Securities mainly traded on a non-U.S. exchange are generally valued according to the preceding closing values on that exchange. However, if an event that may change the value of a security occurs after the time that the closing value on the non-U.S. exchange was determined, but before the close of regular trading on the NYSE, the security may be priced based on fair value. This may cause the value of the security on the books of the Fund to be significantly different from the closing value on the non-U.S. exchange and

26

Notes to Portfolios of Investments (Unaudited) (Continued)

may affect the calculation of the NAV of the Funds. Any debt securities held by the Funds for which market quotations are not readily available are generally priced at their most recent bid prices as obtained from one or more of the major market makers for such securities.

Level 3 Valuation— Securities held by the Funds that do not have readily available market quotations, or securities for which the available market quotation are not reliable, are priced at their fair value using procedures approved by the Funds’ Board of Trustees.

The Funds may use fair value pricing under the following circumstances, among others:

•	If the value of a security has been materially affected by events occurring before the Fund’s pricing time but after the close of the primary markets on which the security is traded.

•	If the exchange on which a portfolio security is principally traded closes early or if trading in a particular portfolio security was halted during the day and did not resume prior to the Fund’s NAV calculation.

•	If a security is so thinly traded that reliable market quotations are unavailable due to infrequent trading.

•	If the validity of market quotations is not reliable.

Foreign currency translation—The books and records of the Funds are maintained in U.S. dollars and translated into U.S. dollars on the following basis:

(1) market value of investment securities, assets and liabilities at the current rate of exchange on the valuation date; and

(2) purchases and sales of investment securities, income and expenses at the relevant rate of exchange prevailing on the respective dates of such transactions.

The Funds do not isolate that portion of gains and losses on investment in equity securities that is due to changes in the foreign exchange rates from that which is due to changes in market prices of equity securities.

Forward foreign currency contracts—A forward foreign currency contract is an agreement between two parties to buy and sell a specific currency at a price that is set on the date of the contract. The forward contract calls for delivery of the currency on a future date that is specified in the contract. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the forward agreement, the failure of the counterparties to timely post collateral, the risk that currency movements will not occur thereby reducing the Fund’s total return, and the potential for losses in excess of the Fund’s initial investment.

The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked to market daily and the change in value is recorded by a Fund as an unrealized gain or loss. Realized gains or losses, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, are recorded upon delivery or receipt of the currency.

During the period ended December 31, 2013, the Funds used forward foreign currency contracts to enhance potential gains, hedge against anticipated currency exchange rates, maintain diversity and liquidity of the portfolio and adjust exposure to foreign currencies.

There were no open forward foreign currency contracts for the funds at December 31, 2013.

Portfolio securities loaned — Each Fund may lend its portfolio securities. Lending portfolio securities exposes a Fund to the risk that the borrower may fail to return the loaned securities or may not be able to provide additional collateral or that the Funds may experience delays in recovery of the loaned securities or loss of rights in the collateral if the borrower fails financially. To minimize these risks, the borrower must agree to maintain

27

Notes to Portfolios of Investments (Unaudited) (Continued)

cash collateral with the Funds’ custodian. The loaned securities are secured by collateral valued at least equal, at all times, to the market value of the securities loaned plus accrued interest, if any. When the collateral falls below specified amounts, the lending agent will use its best effort to obtain additional collateral on the next business day to meet required amounts under the security lending agreement. The cash collateral is reinvested by the Funds’ custodian into an approved investment vehicle.

As of December 31, 2013, the following Funds loaned securities and received collateral as follows:

	Market	Market
	Value of	Value of
	Securities	Collateral
Fund	Loaned	Received
High Yield Fund	4,161,048	4,300,343

All collateral received as cash is received, held and administered by the Funds’ custodian for the benefit of the Funds in the applicable custody account or other account established for the purpose of holding collateral.

Funds participating in securities lending receive compensation in the form of fees. The Funds retain the interest or dividends on the investment of any cash received as collateral. The Funds also continue to receive interest or dividends on the securities loaned.

Unrealized gain or loss on the market value of the securities loaned that may occur during the term of the loan is recognized by the Funds. The Funds have the right under the lending agreement to recover the securities from the borrower on demand.

Repurchase agreements— Repurchase agreements, which are collateralized by U.S.Government obligations, are valued at cost, which together with accrued interest approximates market value. At the time each Fund enters into a repurchase agreement, the seller agrees that the value of the underlying collateral securities, including accrued interest, will at all times be equal to or exceed the face amount of the repurchase agreement.

Security transactions—Security transactions are reflected for financial reporting purposes as of the trade date. Realized gains and losses on sales of portfolio securities are calculated using the identified cost basis.

Federal Tax Information— As of December 31, 2013, the Funds had the following federal tax cost resulting in net unrealized appreciation (depreciation) as follows:

		Gross	Gross	Net Unrealized
	Federal Tax	Unrealized	Unrealized	Appreciation
	Cost	Appreciation	Depreciation	(Depreciation)
Core Bond Fund	$98,151,325	$3,681,924	$(1,883,057)	$1,798,867
High Yield Fund	326,570,113	10,951,006	(2,264,794)	8,686,212
Institutional Money Market Fund	661,708,635	—	—	—
Money Market Fund	317,114,347	—	—	—

28

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Touchstone Investment Trust

By (Signature and Title)*	/s/ Jill T. McGruder
Jill T. McGruder, President
(principal executive officer)

Date	02/25/14

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Jill T. McGruder
Jill T. McGruder, President
(principal executive officer)

Date	02/25/14

By (Signature and Title)*	/s/ Terrie A. Wiedenheft
Terrie A. Wiedenheft, Controller and Treasurer
(principal financial officer)

Date	02/25/14

* Print the name and title of each signing officer under his or her signature.